SUPPLEMENT DATED MAY 20, 2011
TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
RP GROWTH ETF
RP FOCUSED LARGE CAP GROWTH ETF
(THE “ETFs”)
This supplement updates the Prospectus and Statement of Additional Information of the ETFs, dated February 28, 2011, as supplemented, as follows:
At a Special Meeting of Shareholders held on May 20, 2011, shareholders of the ETFs and, as necessary, other series of the Grail Advisors ETF Trust (the “Trust”), approved their respective proposals, each as described in the joint proxy statement for the May 20, 2011 special meeting. Specifically, shareholders of each ETF approved a new Investment Management Services Agreement between the Trust, on behalf of each ETF, and Columbia Management Investment Advisers, LLC (“Columbia”), a wholly-owned subsidiary of Ameriprise Financial, Inc.
Also on May 20, 2011, Columbia announced the closing of its acquisition (the “Acquisition”) of Grail Advisors, LLC (“Grail”), the ETFs’ former investment manager. With the Acquisition completed and shareholders of the ETFs having approved a new Investment Management Services Agreement, Columbia is the new investment manager of the ETFs, effective May 20, 2011. As noted in a prior supplement, Grail and each of the ETF’s sub-advisers will no longer provide portfolio management services to the ETFs. Effective May 20, 2011, Columbia will provide day-to-day portfolio management for the ETFs. In addition, Columbia will continue contractual fee waiver/expense reimbursement arrangements currently in effect for the ETFs through May 20, 2012, as further described below.
Shareholders of the ETFs also approved the use of a “manager of managers” structure for each ETF and a change to each ETF’s fundamental investment limitation on concentration. Finally, shareholders of the Trust approved new Trustees for the Trust.
As a result of the consummation of the Acquisition and ETF shareholder approval of the Investment Management Services Agreement with Columbia, references to, and disclosures concerning, Grail Advisors, LLC, RiverPark Advisors, LLC and Wedgewood Partners, Inc. are hereby deleted from the Prospectus and Statement of Additional Information. Columbia now serves as the ETFs’ Manager. In addition, references to the ETFs’ portfolio managers currently listed in the Prospectus and Statement of Additional Information are hereby deleted. Each ETF has new portfolio managers, as described below.
Also, the name of each ETF is changing as described in the table below and references to the name of the ETFs in the Prospectus and Statement of Additional Information are hereby replaced with the new name.

OLD NAME	NEW NAME
RP Growth ETF	Columbia Growth Equity Strategy Fund
RP Focused Large Cap Growth ETF	Columbia Large-Cap Growth Equity Strategy Fund

The Trust, which will now be known as the Columbia ETF Trust, also has new contact information and a new website address, which replace the contact information and website address in the Prospectus and Statement of Additional Information with the following wherever applicable:

Columbia ETF Trust
Call:	(800) 774-3768
Write:	225 Franklin Street
Boston, Massachusetts 02110
Visit:	www.columbiamanagementETF.com
In addition to the general updates noted above, specific sections of the Prospectus and Statement of Additional Information are updated as follows:
SUPPLEMENT TO THE PROSPECTUS
Fund Summary — Columbia Growth Equity Strategy Fund (formerly the RP Growth ETF)
On page 3 of the Prospectus, under “Fees and Expenses,” the table showing annual fund operating expenses and the example are hereby deleted and replaced in their entirety with the following:
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fees	0.77%
Distribution and/or Service (12b-1) fees:(1)	0.00%
Other Expenses:	3.87%
Total Annual Fund Operating Expenses:	4.64%
Expense Reduction/Reimbursement:(2)	(3.75)%
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement:	0.89%

(1)	Pursuant to a 12b-1 Distribution and Service Plan, the ETF may bear a 12b-1 fee not to exceed 0.25% per annum of the ETF’s average daily net assets. However, no such fee is currently paid by the ETF, and the Board has not currently approved any payments under the plan.

(2)	Columbia has contractually agreed to reduce its fees and/or reimburse ETF expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement for shares of the ETF to 0.89% of the ETF’s average net assets (“Expense Cap”). The Expense Cap will remain in effect until May 20, 2012. The Expense Cap may be terminated earlier only upon the approval of the Board. Columbia may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

Example:	Although your actual costs may be higher or lower, based on the assumptions above your net costs would be:

1 Year: $91	3 Years: $1,060	5 Years: $2,037	10 Years: $4,510
On page 4 of the Prospectus, the section entitled “Principal Investment Strategies” is hereby deleted and replaced in its entirety with the following:
Columbia Growth Equity Strategy Fund ETF seeks long-term capital appreciation by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies that the Manager believes have above-average growth prospects. The ETF invests substantially in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies generally have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase (between $1.2 billion and $372.7 billion as of December 31, 2010). The ETF may invest in US securities tied economically to foreign investments, such as American Depositary Receipts.

The Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the ETF’s portfolio. The Manager considers, among other factors: overall economic and market conditions; the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The Manager may sell a security when the security’s price reaches a target set by the Manager; if the Manager believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The ETF’s investment strategy may involve the frequent trading of portfolio securities. This may cause the ETF to incur higher transaction costs (which may adversely affect the ETF’s performance) and may increase taxable distributions for shareholders.

The ETF may use options and futures for various purposes, including for hedging and investment purposes. The ETF may also use various different types of swap contracts, and may use certain other derivative instruments.

On page 4 of the Prospectus, under “Principle Risks,” the following risks are hereby added:
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The ETF may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the ETF’s return.
Frequent Trading Risk. Frequent trading of investments increases the possibility that the ETF will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the ETF’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the ETF’s return.
Derivatives Risk. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the ETF’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the ETF to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the ETF’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the ETF’s derivative positions at times when the ETF might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The ETF also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all.
Sector Risk. Because the ETF may emphasize one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds or ETFs that do not so emphasize. The more a fund or ETF diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
Depositary Receipts Risks. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.
On page 5 of the Prospectus, the disclosures under “Investment Adviser” and “Portfolio Manager” are replaced in their entirety with the following:
INVESTMENT ADVISER
Columbia Management Investment Advisers, LLC (“Columbia”) serves as the Manager.
PORTFOLIO MANAGERS
John T. Wilson, CFA, Peter R. Deininger, CFA, Colin Moore and Fred Copper are the portfolio managers for the ETF and have managed the ETF since 2011. Mr. Moore also serves as Chief Investment Officer at Columbia.
Fund Summary — Columbia Large-Cap Growth Equity Strategy Fund (formerly the RP Focused Large Cap Growth ETF)
On page 8 of the Prospectus, under “Fees and Expenses,” the table showing annual fund operating expenses and the example are hereby deleted and replaced in their entirety with the following:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fees	0.77%
Distribution and/or Service (12b-1) fees:(1)	0.00%
Other Expenses:	2.92%
Total Annual Fund Operating Expenses:	3.69%
Expense Reduction/Reimbursement:(2)	(2.80)%
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement:	0.89%

(1)	Pursuant to a 12b-1 Distribution and Service Plan, the ETF may bear a 12b-1 fee not to exceed 0.25% per annum of the ETF’s average daily net assets. However, no such fee is currently paid by the ETF, and the Board has not currently approved any payments under the plan.

(2)	Columbia has contractually agreed to reduce its fees and/or reimburse ETF expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement for shares of the ETF to 0.89% of the ETF’s average net assets (“Expense Cap”). The Expense Cap will remain in effect until May 20, 2012. The Expense Cap may be terminated earlier only upon the approval of the Board. Columbia may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

Example:	Although your actual costs may be higher or lower, based on the assumptions above your net costs would be:

1 Year: $91	3 Years: $869	5 Years: $1,668	10 Years: $3,759
On page 9 of the Prospectus, the section entitled “Principal Investment Strategies” is hereby deleted and replaced in its entirety with the following:
Columbia Large-Cap Growth Equity Strategy Fund seeks long-term capital appreciation by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large capitalization companies that the Manager believes have above-average growth prospects. The ETF invests its net assets in common stocks of U.S. companies that have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase. The ETF is non-diversified and expects to invest in a limited number of companies. The ETF may invest in US securities tied economically to foreign investments, such as American Depositary Receipts.
The Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the ETF’s portfolio. The Manager considers, among other factors: overall economic and market conditions; the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation. The ETF may from time to time emphasize one or more economic sectors in selecting its investments.
The Manager may sell a security when the security’s price reaches a target set by the Manager; if the Manager believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.
The ETF will not concentrate its assets in any single industry but may invest more than 25% of its assets in companies in the technology and health care sectors.
The ETF may use options and futures for various purposes, including for hedging and investment purposes. The ETF may also use various different types of swap contracts, and may use certain other derivative instruments.
On page 9 of the Prospectus, under “Principle Risks,” the following risks are hereby added:
Derivatives Risk. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the ETF’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the ETF to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the ETF’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the ETF’s derivative positions at times when the ETF might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The ETF also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all.
Sector Risk. Because the ETF may emphasize one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds or ETFs that do not so emphasize. The more a fund or ETF diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
Technology Sector Risk. Companies in the technology sector are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in the technology sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many technology companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Because the ETF invests a significant portion of its net assets in the equity securities of technology companies, the ETF’s price may be more volatile than a fund that is invested in a more diverse range of market sectors.
Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation. Their profitability can be affected significantly and adversely by restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, an increased emphasis on outpatient and other alternative services and other factors. Patent protection is integral to the success of companies in the health care sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, pricing pressures and other competitive factors that can materially reduce profitability with respect to such products. Companies in the health care sector also potentially are subject to extensive product liability and other similar litigation. Companies in the health care sector are affected by the rising cost of medical products and services, and the effects of such rising costs can be particularly pronounced for companies that are dependent on a relatively limited number of products or services. Medical products also frequently become obsolete due to industry innovation or other causes. Because the ETF invests a significant portion of its net assets in the equity securities of health care companies, the ETF’s net asset value may be more volatile than an ETF or fund that is invested in a more diverse range of market sectors.
Depositary Receipts Risks. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.
On page 12 of the Prospectus, the disclosures under “Investment Adviser” and “Portfolio Manager” are replaced in their entirety with the following:
INVESTMENT ADVISER
Columbia Management Investment Advisers, LLC (“Columbia”) serves as the Manager.
PORTFOLIO MANAGERS
Thomas Galvin, Richard A. Carter, Todd D. Herget, Colin Moore and Fred Copper are the portfolio managers for the ETF and have managed the ETF since 2011. Mr. Moore also serves as Chief Investment Officer at Columbia.
Beginning on page 14 of the Prospectus, the section under “ETF Management” is hereby deleted and replaced in its entirety with the following:
Columbia acts as each ETF’s Manager. Columbia is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds as well as to the RiverSource-, Seligman- and Threadneedle-branded funds. Columbia is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise”). Ameriprise is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. Columbia’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, Columbia acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Columbia is responsible for overseeing the management and business affairs of the ETFs, oversees the provision of all administrative services to the ETFs and has discretion to purchase and sell securities in accordance with the ETF’s objectives, policies, and restrictions. Columbia has entered into an Investment Management Services Agreement, dated May 20, 2011, with respect to each ETF. Pursuant to that agreement, each ETF pays Columbia a management fee for the services and facilities it provides payable on a monthly basis at the annual rates set forth in the table below, calculated as a percentage of an ETF’s average daily net assets. Columbia has contractually agreed to waive fees and/or reimburse an ETF’s expenses as described under the “Fees and Expenses” table above; any such waiver or reimbursement would increase an ETF’s performance.

Fund	Assets (millions)	Management Fee Rate
Columbia Growth Equity Strategy Fund	$0-$500	0.770%
	$500-$1,000	0.720%
	$1,000-$1,500	0.670%
	$1,500-$3,000	0.620%
	$3,000-$6,000	0.600%
	>$6,000	0.580%

Columbia Large-Cap Growth Equity Strategy Fund	$0-$500	0.770%
	$500-$1,000	0.720%
	$1,000-$1,500	0.670%
	$1,500-$3,000	0.620%
	$3,000-$6,000	0.600%
	>$6,000	0.580%
Columbia also serves as manager to registered mutual funds and closed-end funds and advises other accounts with investment programs that are substantially similar to the ETF. The ETF’s portfolio holdings are expected to be disclosed on a more frequent basis than the registered mutual funds.
Although the ETFs do not presently engage sub-advisers, the ETFs and Columbia have received exemptive relief from the SEC under which they may use a “Manager of Managers” structure, and shareholders of each ETF have approved this structure. Using this structure, Columbia, subject to oversight by the Board, would oversee any sub-adviser and recommend to the Board the hiring and termination of sub-advisers. The exemptive relief permits Columbia, with the approval of the Board but without shareholder approval, to materially amend the contract (including to change the fees paid to a sub-adviser) of and/or appoint a replacement for any sub-adviser (provided the appointee is not affiliated with Columbia). Under the exemption, within 90 days after such action, affected shareholders would receive information about it, and the Prospectus would be supplemented as necessary.
PORTFOLIO MANAGERS
John T. Wilson, CFA, Peter R. Deininger, CFA, Colin Moore and Fred Copper are the portfolio managers responsible for the day-to-day management of the Columbia Growth Equity Strategy Fund. Thomas Galvin, Richard A. Carter, Todd D. Herget, Colin Moore and Fred Copper are the portfolio managers responsible for the day-to-day management of the Columbia Large-Cap Growth Equity Strategy Fund.
John T. Wilson, CFA, Portfolio Manager

•	Managed the ETF since May 2011.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since July 2005. Prior to July 2005, Mr. Wilson was a managing director and head of the Large Cap Core Team of State Street Research and Management from May 1996 to July 2005.

•	Began investment career in 1985.

•	BA, economics, Trinity College; MBA, Duke University
Peter Deininger, CFA, Portfolio Manager
•	Managed the ETF since May 2011.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since October 2002.

•	Began investment career in 1994.

•	BA, Dartmouth College; MBA, University of Chicago.
Colin Moore, Portfolio Manager
•	Managed the ETF since May 2011.

•	Chief Investment Officer of the investment manager.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2002.

•	Began investment career in 1983.

•	London Business School — Investment Management Program.
Fred Copper, CFA, Portfolio Manager
•	Managed the ETF since May 2011.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2005.

•	Began investment career in 1990.

•	BS, Boston College; MBA, University of Chicago.
Thomas M. Galvin, CFA, Portfolio Manager
•	Managed the ETF since May 2011.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2007. He was President and Chief Investment Officer of the growth and equity group with U.S. Trust from 2003 to 2007.

•	Began investment career in 1983.

•	BS, Georgetown University; MBA, New York University.
Richard A. Carter, Portfolio Manager
•	Managed the ETF since May 2011.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2003.

•	Began investment career in 1993.

•	BA, Connecticut College.
Todd D. Herget, Portfolio Manager
•	Managed the ETF since May 2011.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1998.

•	Began investment career in 1998.

•	BS, Brigham Young University; MBA, University of Notre Dame.

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
On page 7 of the Statement of Additional Information, under “Investment Policies and Restrictions,” the fundamental investment limitation on concentration is hereby deleted and replaced in its entirety with the following, which provides that no ETF may:
Regarding concentration, purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that:
(i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the ETFs.
In addition, the last sentence under “Investment Policies and Restrictions” on page 7 of the Statement of Additional Information is hereby deleted and replaced in its entirety with the following:
For purposes of applying the limitation set forth in the concentration policy, the ETFs, with respect to their equity holdings, will generally use the industry classifications provided by the Global Industry Classification System.
Beginning on page 25 of the Statement of Additional Information, the section under “Management” is hereby deleted and replaced in its entirety with the following:
Board of Trustees and Officers
As a Delaware trust, the business and affairs of the Trust are managed by its officers under the oversight of its Board. The Board currently consists of nine Trustees. One of the Trustees is an officer and employee of the Manager. This Trustee is an “interested person” (as defined in Section 2(a) (19) of the Investment Company Act) of the Trust (an “Interested Trustee”). The other Trustees are not interested persons of the Trust (the “Independent Trustees”). Each Trustee serves until his or her successor is duly elected or appointed and qualified.
Each Trustee oversees the five series of the Trust and 125 other portfolios in the Columbia Family of Funds. Each Trustee was elected as Trustee by the shareholders of the series of the Trust on May 20, 2011.

The name, age, address and principal occupation of, public directorships held during the past five years by, and the Board committee membership of, each Trustee is set forth below.

Present or Past
	Principal Occupation(s)	(within past 5 years)	Committee
Independent Trustee	During Past 5 Years	Other Directorships	Memberships

Kathleen Blatz 901 Marquette Ave. South Minneapolis, MN 55402 Age 56	Chief Justice, Minnesota Supreme Court, 1998-2006; Attorney	Other funds in the Columbia Family of Funds	Audit, Board Governance, Compliance, Investment Review
Pamela G. Carlton 901 Marquette Ave. South Minneapolis, MN 55402 Age 56	President,Springboard- Partners in Cross Cultural Leadership (consulting company)	Other funds in the Columbia Family of Funds	Audit, Executive, Investment Review
Patricia M. Flynn 901 Marquette Ave. South Minneapolis, MN 55402 Age 60	Trustee Professor of Economics and Management, Bentley University; former Dean, McCallum Graduate School of Business, Bentley University	Other funds in the Columbia Family of Funds	Contracts, Compliance, Investment Review
Stephen R. Lewis, Jr. 901 Marquette Ave. South Minneapolis, MN 55402 Age 72	President Emeritus and Professor of Economics, Carleton College	Valmont Industries, Inc. (manufactures irrigation systems); other funds in the Columbia Family of Funds	Board Governance, Compliance, Contracts, Executive, Investment Review
John F. Maher 901 Marquette Ave. South Minneapolis, MN 55402 Age 67	Retired President and Chief Executive Officer and former Director, Great Western Financial Corporation (financial services)	Other funds in the Columbia Family of Funds	Audit, Board Governance, Investment Review
Catherine James Paglia 901 Marquette Ave. South Minneapolis, MN 55402 Age 58	Director, Enterprise Asset Management, Inc. (private real estate and asset management company)	Other funds in the Columbia Family of Funds	Board Governance, Contracts, Executive, Investment Review

Present or Past
	Principal Occupation(s)	(within past 5 years)	Committee
Independent Trustee	During Past 5 Years	Other Directorships	Memberships

Leroy C. Richie 901 Marquette Ave. South Minneapolis, MN 55402 Age 69	Counsel, Lewis & Munday, P.C. (law firm) and former Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation (automotive)	Digital Ally, Inc. (digital imaging); Infinity, Inc. (oil and gas exploration and production); OGE Energy Corp. (energy and energy services); other funds in the Columbia Family of Funds	Contracts, Compliance, Investment Review
Alison Taunton-Rigby 901 Marquette Ave. South Minneapolis, MN 55402 Age 66	Chief Executive Officer and Director, RiboNovix, Inc. (biotechnology); former President, Aquila Biopharmaceuticals	Idera Pharmaceuticals, Inc. (biotechnology); Healthways, Inc. (health management programs); other funds in the Columbia Family of Funds	Contracts, Executive, Investment Review

Present or Past
	Principal Occupation(s)	(within past 5 years)
Interested Trustee*	During Past 5 Years	Other Directorships

William F. Truscott 53600 Ameriprise Financial Center Minneapolis, MN 55474 Age 50	Chairman of the Board, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously President, Chairman of the Board and Chief Investment Officer, 2001-April 2010); Senior Vice president, Atlantic Funds, Columbia Funds and Nations Funds since May 2010;	Other funds in the Columbia Family of Funds	None

Present or Past
	Principal Occupation(s)	(within past 5 years)
Interested Trustee*	During Past 5 Years	Other Directorships

Chief Executive Officer, U.S. Asset Management & President — Annuities, Ameriprise Financial, Inc. since May 2010 (previously President — U.S. Asset Management and Chief Investment Officer, 2005-April 2010 and Senior Vice President — Chief Investment Officer, 2001-2005); Director, President and Chief Executive Officer, Ameriprise Certificate Company since 2006; Director, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since May 2010 (previously Chairman of the Board and Chief Executive Officer, 2008-April 2010); Chairman of the Board and Chief Executive Officer, RiverSource Distributors, Inc. since 2006

*	Mr. Truscott would be considered an interested person by reason of being an officer, director, security holder and employee of Columbia and/or Ameriprise.
Responsibilities of Board with respect to ETF management

The Board is chaired by an Independent Trustee who has significant additional responsibilities compared to the other Board members, including, among other things: setting the agenda for Board meetings, communicating and meeting regularly with Board members between Board and committee meetings on ETF-related matters with the ETFs’ Chief Compliance Officer, counsel to the Independent Trustees, and representatives of the ETFs’ service providers and overseeing Board Services Corporation (“Board Services”). The Board initially approves an Investment Management Services Agreement and other contracts with the investment manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager’s profitability in order to determine whether to continue existing contracts or negotiate new contracts. The Board also oversees ETF risks, primarily through the functions (described below) performed by the Investment Review Committee, the Audit Committee and the Compliance Committee.

Committees of the Board
The Board has organized the following standing committees to facilitate its work: Board Governance Committee, Compliance Committee, Contracts Committee, Executive Committee, Investment Review Committee and Audit Committee. These Committees are comprised solely of Independent Trustees. The table above describing each Trustee also includes their respective committee memberships. The duties of these committees are described below.

Mr. Lewis, as Chair of the Board, acts as a point of contact between the Independent Trustees and the investment manager between Board meetings in respect of general matters.

Board Governance Committee —Recommends to the Board the size, structure and composition of the Board and its committees; the compensation to be paid to members of the Board; and a process for evaluating the Board’s performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. The committee also makes recommendations to the Board regarding responsibilities and duties of the Board, oversees proxy voting and supports the work of the Board Chair in relation to furthering the interests of the ETFs and their shareholders on external matters.

To be considered as a candidate for trustee, recommendations must include a curriculum vitae and be mailed to the Chair of the Board, Columbia Family of Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. To be timely for consideration by the committee, the submission, including all required information, must be submitted in writing not less than 120 days before the date of the proxy statement for the previous year’s annual meeting of shareholders, if such a meeting is held. The committee will consider only one candidate submitted by such a shareholder or group for nomination for election at a meeting of shareholders. The committee will not consider self-nominated candidates or candidates nominated by members of a candidate’s family, including such candidate’s spouse, children, parents, uncles, aunts, grandparents, nieces and nephews.
The committee will consider and evaluate candidates submitted by the nominating shareholder or group on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. The committee may take into account a wide variety of factors in considering trustee candidates, including (but not limited to): (i) the candidate’s knowledge in matters relating to the investment company industry; (ii) any experience possessed by the candidate as a trustee or senior officer of other public or private companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly, work collaboratively with other members of the Board and carry out his or her duties in the best interests of the ETF; (vii) the candidate’s ability to qualify as an independent trustee; and (viii) such other criteria as the committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.

Members of the committee (and/or the Board) also meet personally with each nominee to evaluate the candidate’s ability to work effectively with other members of the Board, while also exercising independent judgment. Although the Board does not have a formal diversity policy, the Board endeavors to comprise itself of members with a broad mix of professional and personal backgrounds. Thus, the committee and the Board accorded particular weight to the individual professional background of each Independent Trustee, as encapsulated in their bios included in the table above.

The Board believes that the ETFs are well-served by a Board, the membership of which consists of persons that represent a broad mix of professional and personal backgrounds. In considering nominations, the Committee takes the following matrix into account in assessing how a candidate’s professional background would fit into the mix of experiences represented by the then-current Board.

PROFESSIONAL BACKGROUND
		For Profit	Non-Profit;
		CIO/CFO;	Government;		Legal;			Audit Committee;
Name	Geographic	CEO/COO	CEO	Investment	Regulatory	Political	Academic	Financial Expert

Blatz	MN		X		X	X
Carlton	NY			X	X			X
Flynn	MA						X
Lewis	MN		X				X
Maher	CT	X		X				X
Paglia	NY	X		X
Richie	MI	X			X
Taunton-Rigby	MA	X		X
With respect to the trusteeship of Mr. Truscott, who is not an Independent Trustee, the committee and the Board have concluded that having a senior member of the investment manager serve on the Board can facilitate the Independent Trustees’ increased access to information regarding the ETFs’ investment manager, which is the ETFs’ most significant service provider.
Compliance Committee — Supports the ETFs’ maintenance of a strong compliance program by providing a forum for Independent Trustees to consider compliance matters impacting the ETFs or their key service providers; developing and implementing, in coordination with the ETFs’ Chief Compliance Officer (CCO), a process for the review and consideration of compliance reports that are provided to the Board; and providing a designated forum for the ETFs’ CCO to meet with Independent Trustees on a regular basis to discuss compliance matters.
Contracts Committee — Reviews and oversees the contractual relationships with service providers. Receives and analyzes reports covering the level and quality of services provided under contracts with the ETFs and advises the Board regarding actions taken on these contracts during the annual review process.
Executive Committee — Acts for the Board between meetings of the Board.
Investment Review Committee — Reviews and oversees the management of the ETFs’ assets. Considers investment management policies and strategies;

investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board.
Audit Committee — Oversees the accounting and financial reporting processes of the ETFs and internal controls over financial reporting. Oversees the quality and integrity of the ETFs’ financial statements and independent audits as well as the ETFs’ compliance with legal and regulatory requirements relating to the ETFs’ accounting and financial reporting, internal controls over financial reporting and independent audits. The committee also makes recommendations regarding the selection of the ETFs’ independent auditor and reviews and evaluates the qualifications, independence and performance of the auditor. The committee oversees the ETFs’ risks by, among other things, meeting with the ETFs’ internal auditors, establishing procedures for the confidential, anonymous submission by employees of concerns about accounting or audit matters, and overseeing the ETFs’ Disclosure Controls and Procedures.
Compensation from each ETF. The Independent Trustees were elected to the Board of the Trust effective May 20, 2011 and as of such date have not received any compensation from the ETFs. The Independent Trustees typically determine the amount of compensation that they receive, including the amount paid to the Chair of the Board. The Independent Trustees anticipate discussing compensation at a future Board meeting(s).
Independent Trustees may elect to defer payment of up to 100% of the compensation they receive in accordance with a Deferred Compensation Plan (the “Deferred Plan”). Under the Deferred Plan, an Independent Trustee may elect to have his or her deferred compensation treated as if it had been invested in shares of one or more funds in the Columbia Family of Funds (other than, as of May 20, 2011, the ETFs) and the amount paid to the Board member under the Deferred Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Deferred Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. It is anticipated that deferral of Independent Trustee compensation in accordance with the Deferred Plan will have, at most, a negligible impact on fund assets and liabilities.
Beginning on page 30 of the Statement of Additional Information, the section under “Investment Advisory and Other Services” is hereby deleted and replaced in its entirety with the following:
Columbia acts as each ETF’s Manager. Columbia is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds as well as to the RiverSource-, Seligman- and Threadneedle-branded funds. Columbia is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise”). Ameriprise is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years.

Columbia’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, Columbia acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Columbia is responsible for overseeing the management and business affairs of the ETFs, oversees the provision of all administrative services to the ETFs and has discretion to purchase and sell securities in accordance with the ETF’s objectives, policies, and restrictions. Columbia has entered into an Investment Management Services Agreement, dated May 20, 2011, with respect to each ETF. Pursuant to that agreement, each ETF pays Columbia a management fee for the services and facilities it provides payable on a monthly basis at the annual rates set forth in the table below, calculated as a percentage of an ETF’s average daily net assets. Columbia has contractually agreed to waive fees and/or reimburse an ETF’s expenses as described further below; any such waiver or reimbursement would increase an ETF’s performance.

ETF	Assets (millions)	Management Fee Rate
Columbia Growth Equity Strategy Fund	$0-$500	0.770%
	$500-$1,000	0.720%
	$1,000-$1,500	0.670%
	$1,500-$3,000	0.620%
	$3,000-$6,000	0.600%
	>$6,000	0.580%

Columbia Large-Cap Growth Equity Strategy Fund	$0-$500	0.770%
	$500-$1,000	0.720%
	$1,000-$1,500	0.670%
	$1,500-$3,000	0.620%
	$3,000-$6,000	0.600%
	>$6,000	0.580%
Although the ETFs do not presently engage sub-advisers, the ETFs and Columbia have received exemptive relief from the SEC under which they may use a “Manager of Managers” structure, and shareholders of each ETF have approved this structure. Using this structure, Columbia, subject to oversight by the Board, would oversee any sub-adviser and recommend to the Board the hiring and termination of sub-advisers. The exemptive relief permits Columbia, with the approval of the Board but without shareholder approval, to materially amend the contract (including to change the fees paid to a sub-adviser) of and/or appoint a replacement for any sub-adviser (provided the appointee is not affiliated with Columbia). Under the exemption, within 90 days after such action, affected shareholders would receive information about it, and the Prospectus would be supplemented as necessary.
Columbia serves as investment adviser to registered mutual funds and other separate accounts with investment programs that are substantially similar to that of the ETFs (“Comparable Accounts”). The ETFs may have substantially similar investment portfolios as these Comparable Accounts, and the ETFs’ portfolio holdings, which will form the basis of the ETFs’ net asset value on each business day, will be disclosed before the opening of trading that day. At the time of the ETFs’ disclosure of their portfolio holdings, the Comparable Accounts may have unexecuted portfolio transactions outstanding or be in the process of implementing changes to their portfolios. In order to prevent the disclosure of the ETFs’ portfolios from signaling or providing information to the market about upcoming transactions for the Comparable Accounts, Columbia may, from time to time, delay implementing portfolio changes in a security for an ETF or delay allocating investment opportunities to an ETF until such time as the Comparable Accounts have completed their purchase or sale orders for that security. For example, if a purchase or sale of a security in the Comparable Accounts requires several days to implement, an ETF may be delayed in engaging in its purchase or sale of the same security until the last day that trading in the security is completed for the Comparable Accounts. However, if a purchase or sale of securities for Comparable Accounts is expected to be completed in a single trading day, an ETF and the Comparable Accounts would generally trade together. As a result, portfolio decisions may not be made for the ETFs concurrently with the portfolio decision for the Comparable Accounts, notwithstanding that the ETFs and the Comparable Accounts have substantially similar objectives, policies, strategies, and risks, or that an investment opportunity may be appropriate for both an ETF and the Comparable Accounts. By the time a portfolio decision is implemented for an ETF, the price for the security may be different than the price at the time the decision is made for the Comparable Accounts, and due to the Comparable Accounts’ transactions in the security or other market movements, the price for the security may be less favorable for an ETF.
Under the Investment Management Services Agreement, Columbia will (a) furnish at its expense such office space, supplies, facilities, equipment, clerical help and other personnel and services as are required to render the services contemplated to be provided by it pursuant to such agreement and (b) pay the compensation of the trustees or officers of the ETF who are directors, officers or employees of Columbia (except to the extent the Board of the Trust shall have specifically approved the payment by the ETF of all or a portion of the compensation of the Trust’s chief compliance officer or other officer(s)). Except to the extent expressly assumed by Columbia, and except to the extent required by law to be paid or reimbursed by Columbia, Columbia shall have no duty to pay any ETF operating expenses incurred in the organization and operation of an ETF.

Columbia has contractually agreed to reduce its fees and/or reimburse each ETF’s expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit Net Annual Operating Expenses for Shares of each ETF to 0.89% of its average net assets (“Expense Cap”). The Expense Cap will remain in effect until at least May 20, 2012. Columbia may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.
The Investment Management Services Agreement will continue in effect for two years from the date of its execution, and from year to year thereafter, unless and until terminated by either party as provided therein, only if such continuance is specifically approved at least annually (a) by the Board or by a vote of the majority of the outstanding voting securities of an ETF and (b) by the vote of a majority of the Board members who are not parties to the agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The agreement may be terminated, with respect to any ETF, by either the ETF or Columbia at any time by giving the other party 60 days’ written notice of such intention to terminate, provided that any termination shall be made without the payment of any penalty, and provided further that termination may be effected either by the Board or by a vote of the majority of the outstanding voting securities of the ETF.
The Investment Management Services Agreement provides that, except for willful misfeasance, bad faith or negligence on the part of Columbia in the performance of its duties, or reckless disregard by Columbia of its obligations and duties, under such agreement, neither Columbia, nor any of its respective directors, officers, partners, principals, employees, or agents shall be liable for any acts or omissions or for any loss suffered by an ETF or its shareholders or creditors.
On page 35 of the Statement of Additional Information, the section and table under “Portfolio Managers” is deleted and replaced in its entirety with the following:
PORTFOLIO MANAGER
Messrs. Wilson, Deininger, Moore and Copper, the portfolio managers of the Columbia Growth Equity Strategy Fund, and Messrs. Galvin, Carter, Herget, Moore and Copper, the portfolio managers of the Columbia Large-Cap Growth Equity Strategy Fund, have responsibility for the day-to-day management of accounts other than the ETFs. Information regarding these other accounts, as of March 31, 2011, is set forth below:

Other Accounts Managed
	Number and type	Approximate	Performance Based
Portfolio Manager	of account	Total Net Assets	Accounts

John T. Wilson	4 registered investment co.	$3.47 billion	1 registered
	1 pooled investment vehicle	$288.62 million	investment co.
	12 other accounts(a)	$549.04 million	($240.32 million)

Peter R. Deininger	3 registered investment co.	$1.71 billion	1 registered
	5 other accounts	$0.042 million	investment co.
($240.32 million)

Colin Moore	30 registered investment co.	$11.17 billion	None

Fred Copper	6 registered investment co.	$1.77 billion	1 registered
	1 pooled investment vehicle	$21.49 million	investment co.
	8 other accounts	$28.84 billion	($368.06 million)

Thomas M. Galvin	2 registered investment co.	$4.79 billion	None
	1 pooled investment vehicle	$57.80 million
	15 other accounts(a)	$2.32 billion

Richard A. Carter	2 registered investment co.	$4.79 billion	None
	8 other accounts	$77.26 million

Todd D. Herget	2 registered investment co.	$4.79 billion	None
	12 other accounts	$167.06 million

(a)	Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.
Potential Conflicts of Interest:
Like other investment professionals with multiple clients, the ETFs’ portfolio managers may face certain potential conflicts of interest in connection with managing both an ETF and other accounts at the same time. Columbia and the ETFs have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.
The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.
Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to Columbia’s Code of Ethics and certain limited exceptions, Columbia’s investment professionals do not have the opportunity to invest in client accounts, other than the ETFs or other funds they manage.
A portfolio manager who is responsible for managing multiple ETFs or funds and/or accounts may devote unequal time and attention to the management of those ETFs or funds and/or accounts. The effects of this potential conflict may be more pronounced where the ETFs or funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker-dealers that are used to execute securities transactions for an ETF. A portfolio manager’s decision as to the selection of broker-dealers could produce disproportionate costs and benefits between an ETF and the other accounts the portfolio manager manages.
A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for an ETF and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of an ETF as well as other accounts, Columbia’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to an ETF or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.
“Cross trades,” in which a portfolio manager sells a particular security held by an ETF to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. Columbia and the ETFs have adopted compliance procedures that provide that any transactions between an ETF and another account managed by Columbia are to be made at a current market price, consistent with applicable laws and regulations.
Another potential conflict of interest may arise based on the different investment objectives and strategies of an ETF and other accounts managed by its portfolio managers. Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for an ETF that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for an ETF, even though it could have been bought or sold for an ETF at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including an ETF.
The ETFs’ portfolio managers also may have other potential conflicts of interest in managing the ETFs, and the description above is not a complete description of every conflict that could exist in managing the ETFs and other accounts. Many of the potential conflicts of interest to which Columbia’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the investment management activities of Columbia and its affiliates.

On page 36 of the Statement of Additional Information, under “Compensation,” the section is deleted and replaced in its entirety with the following:
Compensation
Portfolio managers receive all of their compensation in the form of salary, bonus, stock options, restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the funds in which the account is invested. A portfolio manager’s bonus is variable and generally is based on (1) an evaluation of the portfolio manager’s investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, Columbia generally considers the one, three and five year performance of funds and other accounts managed by the portfolio manager relative to applicable benchmarks and peer groups, emphasizing the portfolio manager’s three and five year performance. Columbia also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.
The size of the overall bonus pool each year depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and Columbia’s profitability for the year, which is largely determined by assets under management.
Exceptions to this general compensation approach exist for certain teams and individuals.
On page 36 of the Statement of Additional Information, the section and table under “Ownership of ETFs” is deleted and replaced in its entirety with the following:
Ownership of the ETFs
As of March 31, 2011, Messrs. Wilson, Deininger, Moore and Copper did not own shares of Columbia Growth Equity Strategy Fund, and Messrs. Galvin, Carter, Herget, Moore and Copper did not own shares of Columbia Large-Cap Growth Equity Strategy Fund.
On page 50 of the Statement of Additional Information, a new section entitled “Information Regarding Pending and Settled Legal Proceedings” is hereby added as follows:

Information Regarding Pending and Settled Legal Proceedings
In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company / RiverSource mutual funds (many of which have been re-branded to Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the “District Court”). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the “Eighth Circuit”) on Aug. 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (“Supreme Court”), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit.
In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Board of Directors/Trustees of the Columbia RiverSource mutual funds.
On November 7, 2008, Columbia, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (“Seligman”). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman’s review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the “Seligman Funds”); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (“NYAG”). In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and the distributor of the Seligman Funds, Seligman Advisors, Inc. (which is now known as Columbia Management Investment Distributors, Inc.), relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.
In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc., Seligman Data Corp. and Brian T. Zino (collectively, the “Seligman Parties”), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the ETFs are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the ETFs or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the ETFs. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased redemptions, reduced sale of ETF shares or other adverse consequences to the ETFs. Further, although we believe proceedings are not likely to have a material adverse effect on the ETFs or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the ETFs, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUPPLEMENT DATED MAY 20, 2011
TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
GRAIL McDONNELL INTERMEDIATE MUNICIPAL BOND ETF
GRAIL McDONNELL CORE TAXABLE BOND ETF
(THE “ETFs”)
This supplement updates the Prospectus and Statement of Additional Information of the ETFs, dated February 28, 2011, as supplemented, as follows:
At a Special Meeting of Shareholders held on May 20, 2011, shareholders of the ETFs and, as necessary, other series of the Grail Advisors ETF Trust (the “Trust”), approved their respective proposals, each as described in the joint proxy statement for the May 20, 2011 special meeting. Specifically, shareholders of each ETF approved a new Investment Management Services Agreement between the Trust, on behalf of each ETF, and Columbia Management Investment Advisers, LLC (“Columbia”), a wholly-owned subsidiary of Ameriprise Financial, Inc.
Also on May 20, 2011, Columbia announced the closing of its acquisition (the “Acquisition”) of Grail Advisors, LLC (“Grail”), the ETFs’ former investment manager. With the Acquisition completed and shareholders of the ETFs having approved a new Investment Management Services Agreement, Columbia is the new investment manager of the ETFs, effective May 20, 2011. As noted in a prior supplement, Grail and each of the ETF’s sub-advisers will no longer provide portfolio management services to the ETFs. Effective May 20, 2011, Columbia will provide day-to-day portfolio management for the ETFs. In addition, Columbia will continue contractual fee waiver/expense reimbursement arrangements currently in effect for the ETFs through May 20, 2012, as further described below.
Shareholders of the ETFs also approved a Rule 12b-1 Distribution and Service Plan for each ETF, the use of a “manager of managers” structure for each ETF and a change to each ETF’s fundamental investment limitation on concentration. Finally, shareholders of the Trust approved new Trustees for the Trust.
As a result of the consummation of the Acquisition and ETF shareholder approval of the Investment Management Services Agreement with Columbia, references to, and disclosures concerning, Grail Advisors, LLC and McDonnell Investment Management, LLC are hereby deleted from the Prospectus and Statement of Additional Information. Columbia now serves as the ETFs’ Manager. In addition, references to the ETFs’ portfolio managers currently listed in the Prospectus and Statement of Additional Information are hereby deleted. Each ETF has new portfolio managers, as described below.
Also, the name of each ETF is changing as described in the table below and references to the name of the ETFs in the Prospectus and Statement of Additional Information are hereby replaced with the new name.

OLD NAME	NEW NAME
Grail McDonnell Intermediate Municipal Bond ETF	Columbia Intermediate Municipal Bond Strategy Fund
Grail McDonnell Core Taxable Bond ETF	Columbia Core Bond Strategy Fund

The Trust, which will now be known as the Columbia ETF Trust, also has new contact information and a new website address, which replace the contact information and website address in the Prospectus and Statement of Additional Information with the following wherever applicable:
Columbia ETF Trust
Call: (800) 774-3768
Write: 225 Franklin Street
            Boston, Massachusetts 02110
Visit: www.columbiamanagementETF.com
In addition to the general updates noted above, specific sections of the Prospectus and Statement of Additional Information are updated as follows:
SUPPLEMENT TO THE PROSPECTUS
Fund Summary — Columbia Intermediate Municipal Bond Strategy Fund (formerly the Grail McDonnell
Intermediate Municipal Bond ETF)
On page 3 of the Prospectus, under “Fees and Expenses,” the table showing annual fund operating expenses and the example are hereby deleted and replaced in their entirety with the following:
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fees	0.48%
Distribution and/or Service (12b-1) fees:(1)	0.00%
Other Expenses:	5.29%
Total Annual Fund Operating Expenses:	5.77%
Expense Reduction/Reimbursement:(2)	(5.42)%
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement:	0.35%

(1)	Pursuant to a 12b-1 Distribution and Service Plan, the ETF may bear a 12b-1 fee not to exceed 0.25% per annum of the ETF’s average daily net assets. However, no such fee is currently paid by the ETF, and the Board has not currently approved any payments under the plan.

(2)	Columbia has contractually agreed to reduce its fees and/or reimburse ETF expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement for shares of the ETF to 0.35% of the ETF’s average net assets (“Expense Cap”). The Expense Cap will remain in effect until May 20, 2012. The Expense Cap may be terminated earlier only upon the approval of the Board. Columbia may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.
Example: Although your actual costs may be higher or lower, based on the assumptions above your net costs would be:

1 Year: $36	3 Years: $1,234	5 Years: $2,414	10 Years: $5,286
On page 4 of the Prospectus, the section entitled “Principal Investment Strategies” is hereby deleted and replaced in its entirety with the following:
The ETF invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt securities with interest payments exempt from federal income taxes. The ETF will typically invest in municipal securities and will invest, under normal market conditions, primarily in tax exempt general obligation, revenue and private activity bonds and notes, which are issued by or on behalf of states, territories or possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities (including Puerto Rico, the Virgin Islands and Guam). Tax-exempt means that the bonds pay interest that is excluded from gross income for regular federal income tax purposes, although interest paid on municipal securities may be subject to the alternative minimum tax. The ETF’s investments generally include municipal securities with a full range of maturities and broad issuer and geographic diversification. While the ETF may invest in securities of any maturity, under normal circumstances, the dollar-weighted average maturity of the portfolio is expected to range from three to ten years.
The Manager evaluates a number of factors in identifying investment opportunities and constructing the ETF’s portfolio. The Manager considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the ETF’s assets among different issuers, industry sectors and maturities. The Manager, in connection with selecting individual investments for the ETF, evaluates a security based on its potential to generate income and/or capital appreciation. The Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.
The Manager may sell a security if the Manager believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.
The ETF invests primarily in investment grade securities, which are securities rated in one of the top four credit quality categories by at least one nationally recognized statistical rating organization rating that security (a “rating agency”). The ETF considers pre-refunded bonds or escrowed to maturity municipal securities, regardless of rating, to be investment grade securities. The ETF may invest up to 20% of its net assets in high yield securities or below investment-grade securities rated BB+ (or comparable) or below by a rating agency or, if unrated, determined by the Manager to be of comparable quality. The ETF may also invest in debt securities with interest payments exempt from federal income issued by mutual funds that invest in such securities.
The ETF may invest in derivative instruments, such as futures, interest rate, total return and credit default swaps, structured notes and options, and may use other derivative instruments. Investments in derivatives must be consistent with the ETFs’ investment objective and may only be used to manage risk and not to enhance leverage.
On page 4 of the Prospectus, under “Principle Risks,” the risk entitled “Mortgage-Related and Other Asset-Backed Securities Risk” is hereby deleted and the following risks are hereby added:
Changing Distribution Levels Risk. The amount of the distributions paid by the ETF generally depends on the amount of interest and/or dividends received by the ETF on the securities it holds. The ETF may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the ETF receives from its investments decline.
Derivatives Risk. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the ETF’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the ETF to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the ETF’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the ETF’s derivative positions at times when the ETF might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The ETF also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all.
Reinvestment Risk. Income from the ETF’s debt securities portfolio will decline if and when the ETF invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the ETF’s portfolio.
On page 7 of the Prospectus, the disclosures under “Investment Advisor” and “Portfolio Manager” are replaced in their entirety with the following:
INVESTMENT ADVISER
Columbia Management Investment Advisers, LLC (“Columbia”) serves as the Manager.
PORTFOLIO MANAGERS
Brian McGreevy is the portfolio manager for the ETF and has managed the ETF since 2011.
Fund Summary — Columbia Core Bond Strategy Fund (formerly the Grail McDonnell Core Taxable Bond ETF)

On page 9 of the Prospectus, under “Fees and Expenses,” the table showing annual fund operating expenses and the example are hereby deleted and replaced in their entirety with the following:
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fees	0.50%
Distribution and/or Service (12b-1) fees:(1)	0.00%
Other Expenses:	6.05%
Total Annual Fund Operating Expenses:	6.55%
Expense Reduction/Reimbursement:(2)	(6.20)%
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement:	0.35%

(1)	Pursuant to a 12b-1 Distribution and Service Plan, the ETF may bear a 12b-1 fee not to exceed 0.25% per annum of the ETF’s average daily net assets. However, no such fee is currently paid by the ETF, and the Board has not currently approved any payments under the plan.

(2)	Columbia has contractually agreed to reduce its fees and/or reimburse ETF expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement for shares of the ETF to 0.35% of the ETF’s average net assets (“Expense Cap”). The Expense Cap will remain in effect until May 20, 2012. The Expense Cap may be terminated earlier only upon the approval of the Board. Columbia may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.
Example: Although your actual costs may be higher or lower, based on the assumptions above your net costs would be:

1 Year: $36	3 Years: $1,386	5 Years: $2,694	10 Years: $5,791
On page 10 of the Prospectus, the section entitled “Principal Investment Strategies” is hereby deleted and replaced in its entirety with the following:
The ETF invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt securities. The ETF will invest primarily in investment-grade securities, including securities issued by the U.S. Government, its agencies and instrumentalities, municipal securities, mortgage-backed and other asset-backed securities, and corporate and bank obligations, including commercial paper, corporate notes and bonds. The ETF’s dollar-weighted average maturity and effective duration will vary over time depending on the Manager’s expectations for market and economic conditions. Effective duration is a measure of the underlying portfolio’s price sensitivity to changes in interest rates and the approximate impact those changes have on the expected cash flows of the underlying bonds.
The Manager evaluates a number of factors in identifying investment opportunities and constructing the ETF’s portfolio. The Manager considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the ETF’s assets among different issuers, industry sectors and maturities. The Manager, in connection with selecting individual investments for the ETF, evaluates a security based on its potential to generate income and/or capital appreciation. The Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.
The Manager may sell a security if the Manager believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.
The ETF invests primarily in investment grade securities, which are securities rated in one of the top four credit quality categories by at least one nationally recognized statistical rating organization rating that security (a “rating agency”). The ETF may invest up to 20% of its net assets in high yield securities or below investment-grade securities rated BB+ (or comparable) or below by a rating agency or, if unrated, determined by the Manager to be of comparable quality.
The ETF may invest without limit in securities issued by the U.S. Government, its agencies and instrumentalities, up to 90% of its assets in mortgage-backed and other asset-backed securities, and up to 80% of its assets in corporate bonds. In addition, the ETF may invest up to 30% of its assets in municipal securities. The ETF may only invest in U.S. dollar-denominated securities. It may also invest in securities of other investment companies, including other ETFs and money market funds.
The ETF may invest in derivative instruments, such as futures, interest rate, total return and credit default swaps, structured notes and options, and may use other derivative instruments. Investments in derivatives must be consistent with the ETFs’ investment objective and may only be used to manage risk and not to enhance leverage.

Unless otherwise stated, all percentage limitations on ETF investments apply at the time of investment.
On page 9 of the Prospectus, under “Principle Risks,” the following risks are hereby added:

Derivatives Risk. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the ETF’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the ETF to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the ETF’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the ETF’s derivative positions at times when the ETF might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The ETF also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all.
Dollar Rolls Risk. Dollar rolls are transactions in which the ETF sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the ETF is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the ETF’s portfolio turnover rate. If the ETF reinvests the proceeds of the security sold, the ETF will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Frequent Trading Risk. Frequent trading of investments increases the possibility that the ETF will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the ETF’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the ETF’s return.
On page 13 of the Prospectus, the disclosures under “Investment Advisor” and “Portfolio Manager” are replaced in their entirety with the following:
INVESTMENT ADVISER
Columbia Management Investment Advisers, LLC (“Columbia”) serves as the Manager.
PORTFOLIO MANAGERS
Alex D. Powers, Carl W. Pappo and Michael Zazzarino are the portfolio managers for the ETF, with Mr. Powers serving as lead manager and Messrs. Pappo and Zazzarino serving as co-managers. Each has managed the ETF since 2011.
Beginning on page 16 of the Prospectus, the section under “ETF Management” is hereby deleted and replaced in its entirety with the following:
Columbia acts as each ETF’s Manager. Columbia is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds as well as to the RiverSource-, Seligman- and Threadneedle-branded funds.

Columbia is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise”). Ameriprise is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. Columbia’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, Columbia acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Columbia is responsible for overseeing the management and business affairs of the ETFs, oversees the provision of all administrative services to the ETFs and has discretion to purchase and sell securities in accordance with the ETF’s objectives, policies, and restrictions. Columbia has entered into an Investment Management Services Agreement, dated May 20, 2011, with respect to each ETF. Pursuant to that agreement, each ETF pays Columbia a management fee for the services and facilities it provides payable on a monthly basis at the annual rates set forth in the table below, calculated as a percentage of an ETF’s average daily net assets. Columbia has contractually agreed to waive fees and/or reimburse an ETF’s expenses as described under the “Fees and Expenses” table above; any such waiver or reimbursement would increase an ETF’s performance.

ETF	Assets (millions)	Management Fee Rate
Columbia Intermediate Municipal Bond Strategy Fund	$0-$500	0.480%
	$500-$1,000	0.475%
	$1,000-$2,000	0.445%
	$2,000-$3,000	0.420%
	$3,000-$6,000	0.385%
	$6,000-$9,000	0.360%
	$9,000-$10,000	0.350%
	$10,000-$12,000	0.340%
	$12,000-$15,000	0.330%
	$15,000-$24,000	0.320%
	$24,000-$50,000	0.300%
	>$50,000	0.290%
Columbia Core Bond Strategy Fund	$0-$500	0.500%
	$500-$1,000	0.495%
	$1,000-$2,000	0.480%
	$2,000-$3,000	0.460%
	$3,000-$6,000	0.450%
	$6,000-$7,500	0.430%
	$7,500-$9,000	0.415%
	$9,000-$10,000	0.410%

ETF	Assets (millions)	Management Fee Rate
	$10,000-$12,000	0.400%
	$12,000-$20,000	0.390%
	$20,000-$24,000	0.380%
	$24,000-$50,000	0.360%
	>$50,000	0.340%
Columbia also serves as manager to registered mutual funds and closed-end funds and advises other accounts with investment programs that are substantially similar to the ETF. The ETF’s portfolio holdings are expected to be disclosed on a more frequent basis than the registered mutual funds.
Although the ETFs do not presently engage sub-advisers, the ETFs and Columbia have received exemptive relief from the SEC under which they may use a “Manager of Managers” structure, and shareholders of each ETF have approved this structure. Using this structure, Columbia, subject to oversight by the Board, would oversee any sub-adviser and recommend to the Board the hiring and termination of sub-advisers. The exemptive relief permits Columbia, with the approval of the Board but without shareholder approval, to materially amend the contract (including to change the fees paid to a sub-adviser) of and/or appoint a replacement for any sub-adviser (provided the appointee is not affiliated with Columbia). Under the exemption, within 90 days after such action, affected shareholders would receive information about it, and the Prospectus would be supplemented as necessary.
PORTFOLIO MANAGERS
Brian McGreevy is the portfolio managers responsible for the day-to-day management of the Columbia Intermediate Municipal Bond Strategy Fund. Alex D. Powers, Carl W. Pappo, CFA and Michael Zazzarino are the portfolio managers responsible for the day-to-day management of the Columbia Core Bond Strategy Fund, with Mr. Powers serving as lead manager and Messrs. Pappo and Zazzarino serving as co-managers.
Brian M. McGreevy, Portfolio Manager
•	Managed the ETF since May 2011.
•	Director and Senior Portfolio Manager for the investment manager.
•	Joined the investment manager in May 2010 when it acquired Columbia Management Group. Joined Fleet Investment Advisors, a predecessor firm of Columbia Management Group, in 1994.
•	Began investment career in 1982.
•	BS, University of Massachusetts at Dartmouth; MLA, Harvard University Extension School.

Alexander D. Powers, Portfolio Manager
•	Managed the ETF since May 2011.
•	Joined the investment manager in May 2010 when it acquired Columbia Management Group. Joined Columbia Management Group or its predecessors in 1993.
•	Began investment career in 1979.
•	BA, Boston College, MBA, New York University’s Stern Graduate School of Business Administration.
Carl W. Pappo, CFA, Portfolio Manager
•	Managed the ETF since May 2011.
•	Joined the investment manager in May 2010 when it acquired Columbia Management Group. Joined Columbia Management Group or its predecessors in 1996.
•	Began investment career in 1991.
•	BS, Babson College.
Michael Zazzarino, Portfolio Manager
•	Managed the ETF since May 2011.
•	Joined the investment manager in May 2010 when it acquired Columbia Management Group. Joined Columbia Management Group or its predecessors in 2005.
•	Began investment career in 1988.
•	BS, Lafayette College, MBA, Columbia University.
On page 25 of the Prospectus, the following new section is added:
DISTRIBUTION AND SERVICE PLAN
The ETFs have adopted a distribution and service plan pursuant to Rule 12b-1 under the Investment Company Act (the “12b-1 Plan”). Under the 12b-1 Plan, the ETFs are authorized to pay distribution and/or service fees to the Distributor and other firms that provide distribution and/or shareholder services (“Service Providers”). If a Service Provider provides such services, each ETF may pay fees at an annual rate not to exceed 0.25% of its average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act.
No distribution or service fees are currently paid by the ETFs, however, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in an ETF.

SUPPLEMENT TO THE SAI
On page 7 of the Statement of Additional Information, under “Investment Policies and Restrictions,” the fundamental investment limitation on concentration is hereby deleted and replaced in its entirety with the following, which provides that no ETF may:
Regarding concentration, purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that:
(i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the ETFs.
In addition, the first sentence of the first full paragraph on page 8 of the Statement of Additional Information under “Investment Policies and Restrictions” is hereby deleted and replaced in its entirety with the following:
For purposes of applying the limitation set forth in the concentration policy, the ETFs, with respect to their equity holdings, will generally use the industry classifications provided by the Global Industry Classification System.
Beginning on page 33 of the Statement of Additional Information, the section under “Management” is hereby deleted and replaced in its entirety with the following:
Board of Trustees and Officers
As a Delaware trust, the business and affairs of the Trust are managed by its officers under the oversight of its Board. The Board currently consists of nine Trustees. One of the Trustees is an officer and employee of the Manager. This Trustee is an “interested person” (as defined in Section 2(a) (19) of the Investment Company Act) of the Trust (an “Interested Trustee”). The other Trustees are not interested persons of the Trust (the “Independent Trustees”). Each Trustee serves until his or her successor is duly elected or appointed and qualified.
Each Trustee oversees the five series of the Trust and 125 other portfolios in the Columbia Family of Funds. Each Trustee was elected as Trustee by the shareholders of the series of the Trust on May 20, 2011.
The name, age, address and principal occupation of, public directorships held during the past five years by, and the Board committee membership of, each Trustee is set forth below.

	Principal Occupation(s)	Present or Past
Independent	During Past	(within past 5 years)	Committee
Trustee	5 Years	Other Directorships	Memberships

Kathleen Blatz 901 Marquette Ave. South Minneapolis, MN 55402 Age 56	Chief Justice, Minnesota Supreme Court, 1998-2006; Attorney	Other funds in the Columbia Family of Funds	Audit, Board Governance, Compliance, Investment Review

Pamela G. Carlton 901 Marquette Ave. South Minneapolis, MN 55402 Age 56	President, Springboard-Partners in Cross Cultural Leadership (consulting company)	Other funds in the Columbia Family of Funds	Audit, Executive, Investment Review

Patricia M. Flynn 901 Marquette Ave. South Minneapolis, MN 55402 Age 60	Trustee Professor of Economics and Management, Bentley University; former Dean, McCallum Graduate School of Business, Bentley University	Other funds in the Columbia Family of Funds	Contracts, Compliance, Investment Review

Stephen R. Lewis, Jr. 901 Marquette Ave. South Minneapolis, MN 55402 Age 72	President Emeritus and Professor of Economics, Carleton College	Valmont Industries, Inc. (manufactures irrigation systems); other funds in the Columbia Family of Funds	Board Governance, Compliance, Contracts, Executive, Investment Review

John F. Maher 901 Marquette Ave. South Minneapolis, MN 55402 Age 67	Retired President and Chief Executive Officer and former Director, Great Western Financial Corporation (financial services)	Other funds in the Columbia Family of Funds	Audit, Board Governance, Investment Review

Catherine James Paglia 901 Marquette Ave. South Minneapolis, MN 55402 Age 58	Director, Enterprise Asset Management, Inc. (private real estate and asset management company)	Other funds in the Columbia Family of Funds	Board Governance, Contracts, Executive, Investment Review

	Principal Occupation(s)	Present or Past
Independent	During Past	(within past 5 years)	Committee
Trustee	5 Years	Other Directorships	Memberships

Leroy C. Richie 901 Marquette Ave. South Minneapolis, MN 55402 Age 69	Counsel, Lewis & Munday, P.C. (law firm) and former Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation (automotive)	Digital Ally, Inc. (digital imaging); Infinity, Inc. (oil and gas exploration and production); OGE Energy Corp. (energy and energy services); other funds in the Columbia Family of Funds	Contracts, Compliance, Investment Review

Alison Taunton-Rigby 901 Marquette Ave. South Minneapolis, MN 55402 Age 66	Chief Executive Officer and Director, RiboNovix, Inc. (biotechnology); former President, Aquila Biopharmaceuticals	Idera Pharmaceuticals, Inc. (biotechnology); Healthways, Inc. (health management programs); other funds in the Columbia Family of Funds	Contracts, Executive, Investment Review

Interested Trustee*	Principal Occupation (s) During Past 5 Years	Present or Past (within past 5 years) Other Directorships

William F. Truscott 53600 Ameriprise Financial Center Minneapolis, MN 55474 Age 50	Chairman of the Board, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously President, Chairman of the Board and Chief Investment Officer, 2001-April 2010); Senior Vice president, Atlantic Funds, Columbia Funds and Nations Funds since May 2010; Chief Executive Officer, U.S. Asset Management & President — Annuities,	Other funds in the Columbia Family of Funds	None

Interested Trustee*	Principal Occupation (s) During Past 5 Years	Present or Past (within past 5 years) Other Directorships

Ameriprise Financial, Inc. since May 2010 (previously President — U.S. Asset Management and Chief Investment Officer, 2005-April 2010 and Senior Vice President — Chief Investment Officer, 2001-2005); Director, President and Chief Executive Officer, Ameriprise Certificate Company since 2006; Director, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since May 2010 (previously Chairman of the Board and Chief Executive Officer, 2008-April 2010); Chairman of the Board and Chief Executive Officer, RiverSource Distributors, Inc. since 2006

*	Mr. Truscott would be considered an interested person by reason of being an officer, director, security holder and employee of Columbia and/or Ameriprise.
Responsibilities of Board with respect to ETF management
The Board is chaired by an Independent Trustee who has significant additional responsibilities compared to the other Board members, including, among other things: setting the agenda for Board meetings, communicating and meeting regularly with Board members between Board and committee meetings on ETF-related matters with the ETFs’ Chief Compliance Officer, counsel to the Independent Trustees, and representatives of the ETFs’ service providers and overseeing Board Services Corporation (“Board Services”). The Board initially approves an Investment Management Services Agreement and other contracts with the investment manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager’s profitability in order to determine whether to continue existing contracts or negotiate new contracts. The Board also oversees ETF risks, primarily through the functions (described below) performed by the Investment Review Committee, the Audit Committee and the Compliance Committee.
Committees of the Board
The Board has organized the following standing committees to facilitate its work: Board Governance Committee, Compliance Committee, Contracts Committee, Executive Committee, Investment Review Committee and Audit Committee. These Committees are comprised solely of Independent Trustees. The table above describing each Trustee also includes their respective committee memberships. The duties of these committees are described below.
Mr. Lewis, as Chair of the Board, acts as a point of contact between the Independent Trustees and the investment manager between Board meetings in respect of general matters.
Board Governance Committee —Recommends to the Board the size, structure and composition of the Board and its committees; the compensation to be paid to members of the Board; and a process for evaluating the Board’s performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. The committee also makes recommendations to the Board regarding responsibilities and duties of the Board, oversees proxy voting and supports the work of the Board Chair in relation to furthering the interests of the ETFs and their shareholders on external matters.
To be considered as a candidate for trustee, recommendations must include a curriculum vitae and be mailed to the Chair of the Board, Columbia Family of Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. To be timely for consideration by the committee, the submission, including all required information, must be submitted in writing not less than 120 days before the date of the proxy statement for the previous year’s annual meeting of shareholders, if such a meeting is held. The committee will consider only one candidate submitted by such a shareholder or group for nomination for election at a meeting of shareholders. The committee will not consider self-nominated candidates or candidates nominated by members of a candidate’s family, including such candidate’s spouse, children, parents, uncles, aunts, grandparents, nieces and nephews.
The committee will consider and evaluate candidates submitted by the nominating shareholder or group on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. The committee may take into account a wide variety of factors in considering trustee candidates, including (but not limited to): (i) the candidate’s knowledge in matters relating to the investment company industry; (ii) any experience possessed by the candidate as a trustee or senior officer of other public or private companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly, work collaboratively with other members of the Board and carry out his or her duties in the best interests of the ETF; (vii) the candidate’s ability to qualify as an independent trustee; and (viii) such other criteria as the committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.
Members of the committee (and/or the Board) also meet personally with each nominee to evaluate the candidate’s ability to work effectively with other members of the Board, while also exercising independent judgment. Although the Board does not have a formal diversity policy, the Board endeavors to comprise itself of members with a broad mix of professional and personal backgrounds. Thus, the committee and the Board accorded particular weight to the individual professional background of each Independent Trustee, as encapsulated in their bios included in the table above.
The Board believes that the ETFs are well-served by a Board, the membership of which consists of persons that represent a broad mix of professional and personal backgrounds. In considering nominations, the Committee takes the following matrix into account in assessing how a candidate’s professional background would fit into the mix of experiences represented by the then-current Board.

PROFESSIONAL BACKGROUND
		For Profit	Non-Profit;					Audit
		CIO/CFO;	Government;		Legal;			Committee;
Name	Geographic	CEO/COO	CEO	Investment	Regulatory	Political	Academic	Financial Expert

Blatz	MN		X		X	X
Carlton	NY			X	X			X

PROFESSIONAL BACKGROUND
		For Profit	Non-Profit;					Audit
		CIO/CFO;	Government;		Legal;			Committee;
Name	Geographic	CEO/COO	CEO	Investment	Regulatory	Political	Academic	Financial Expert

Flynn	MA						X
Lewis	MN		X				X
Maher	CT	X		X				X
Paglia	NY	X		X
Richie	MI	X			X
Taunton-Rigby	MA	X		X
With respect to the trusteeship of Mr. Truscott, who is not an Independent Trustee, the committee and the Board have concluded that having a senior member of the investment manager serve on the Board can facilitate the Independent Trustees’ increased access to information regarding the ETFs’ investment manager, which is the ETFs’ most significant service provider.
Compliance Committee — Supports the ETFs’ maintenance of a strong compliance program by providing a forum for Independent Trustees to consider compliance matters impacting the ETFs or their key service providers; developing and implementing, in coordination with the ETFs’ Chief Compliance Officer (CCO), a process for the review and consideration of compliance reports that are provided to the Board; and providing a designated forum for the ETFs’ CCO to meet with Independent Trustees on a regular basis to discuss compliance matters.
Contracts Committee — Reviews and oversees the contractual relationships with service providers. Receives and analyzes reports covering the level and quality of services provided under contracts with the ETFs and advises the Board regarding actions taken on these contracts during the annual review process.
Executive Committee — Acts for the Board between meetings of the Board.
Investment Review Committee — Reviews and oversees the management of the ETFs’ assets. Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board.
Audit Committee — Oversees the accounting and financial reporting processes of the ETFs and internal controls over financial reporting. Oversees the quality and integrity of the ETFs’ financial statements and independent audits as well as the ETFs’ compliance with legal and regulatory requirements relating to the ETFs’ accounting and financial reporting, internal controls over financial reporting and independent audits. The committee also makes recommendations regarding the selection of the ETFs’ independent auditor and reviews and evaluates the qualifications, independence and performance of the auditor. The committee oversees the ETFs’ risks by, among other things, meeting with the ETFs’ internal auditors, establishing procedures for the confidential, anonymous submission by employees of concerns about accounting or audit matters, and overseeing the ETFs’ Disclosure Controls and Procedures.
Compensation from each ETF. The Independent Trustees were elected to the Board of the Trust effective May 20, 2011 and as of such date have not received any compensation from the ETFs. The Independent Trustees typically determine the amount of compensation that they receive, including the amount paid to the Chair of the Board. The Independent Trustees anticipate discussing compensation at a future Board meeting(s).
Independent Trustees may elect to defer payment of up to 100% of the compensation they receive in accordance with a Deferred Compensation Plan (the “Deferred Plan”). Under the Deferred Plan, an Independent Trustee may elect to have his or her deferred compensation treated as if it had been invested in shares of one or more funds in the Columbia Family of Funds (other than, as of May 20, 2011, the ETFs) and the amount paid to the Board member under the Deferred Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Deferred Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. It is anticipated that deferral of Independent Trustee compensation in accordance with the Deferred Plan will have, at most, a negligible impact on fund assets and liabilities.
Beginning on page 41 of the Statement of Additional Information, the section under “Investment Advisory and Other Services” is hereby deleted and replaced in its entirety with the following:
Columbia acts as each ETF’s Manager. Columbia is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds as well as to the RiverSource-, Seligman- and Threadneedle-branded funds. Columbia is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise”). Ameriprise is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. Columbia’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, Columbia acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Columbia is responsible for overseeing the management and business affairs of the ETFs, oversees the provision of all administrative services to the ETFs and has discretion to purchase and sell securities in accordance with the ETF’s objectives, policies, and restrictions. Columbia has entered into an Investment Management Services Agreement, dated May 20, 2011, with respect to each ETF. Pursuant to that agreement, each ETF pays Columbia a management fee for the services and facilities it provides payable on a monthly basis at the annual rates set forth in the table below, calculated as a percentage of an ETF’s average daily net assets. Columbia has contractually agreed to waive fees and/or reimburse an ETF’s expenses as described further below; any such waiver or reimbursement would increase an ETF’s performance.

ETF	Assets (millions)	Management Fee Rate
Columbia Intermediate Municipal Bond Strategy Fund	$0-$500	0.480%
	$500-$1,000	0.475%
	$1,000-$2,000	0.445%
	$2,000-$3,000	0.420%
	$3,000-$6,000	0.385%
	$6,000-$9,000	0.360%
	$9,000-$10,000	0.350%
	$10,000-$12,000	0.340%
	$12,000-$15,000	0.330%
	$15,000-$24,000	0.320%
	$24,000-$50,000	0.300%
	>$50,000	0.290%

Columbia Core Bond Strategy Fund	$0-$500	0.500%
	$500-$1,000	0.495%
	$1,000-$2,000	0.480%
	$2,000-$3,000	0.460%
	$3,000-$6,000	0.450%
	$6,000-$7,500	0.430%
	$7,500-$9,000	0.415%
	$9,000-$10,000	0.410%
	$10,000-$12,000	0.400%
	$12,000-$20,000	0.390%
	$20,000-$24,000	0.380%
	$24,000-$50,000	0.360%
	>$50,000	0.340%
Although the ETFs do not presently engage sub-advisers, the ETFs and Columbia have received exemptive relief from the SEC under which they may use a “Manager of Managers” structure, and shareholders of each ETF have approved this structure. Using this structure, Columbia, subject to oversight by the Board, would oversee any sub-adviser and recommend to the Board the hiring and termination of sub-advisers. The exemptive relief permits Columbia, with the approval of the Board but without shareholder approval, to materially amend the contract (including to change the fees paid to a sub-adviser) of and/or appoint a replacement for any sub-adviser (provided the appointee is not affiliated with Columbia). Under the exemption, within 90 days after such action, affected shareholders would receive information about it, and the Prospectus would be supplemented as necessary.
Columbia serves as investment adviser to registered mutual funds and other separate accounts with investment programs that are substantially similar to that of the ETFs (“Comparable Accounts”). The ETFs may have substantially similar investment portfolios as these Comparable Accounts, and the ETFs’ portfolio holdings, which will form the basis of the ETFs’ net asset value on each business day, will be disclosed before the opening of trading that day. At the time of the ETFs’ disclosure of their portfolio holdings, the Comparable Accounts may have unexecuted portfolio transactions outstanding or be in the process of implementing changes to their portfolios. In order to prevent the disclosure of the ETFs’ portfolios from signaling or providing information to the market about upcoming transactions for the Comparable Accounts, Columbia may, from time to time, delay implementing portfolio changes in a security for an ETF or delay allocating investment opportunities to an ETF until such time as the Comparable Accounts have completed their purchase or sale orders for that security. For example, if a purchase or sale of a security in the Comparable Accounts requires several days to implement, an ETF may be delayed in engaging in its purchase or sale of the same security until the last day that trading in the security is completed for the Comparable Accounts. However, if a purchase or sale of securities for Comparable Accounts is expected to be completed in a single trading day, an ETF and the Comparable Accounts would generally trade together. As a result, portfolio decisions may not be made for the ETFs concurrently with the portfolio decision for the Comparable Accounts, notwithstanding that the ETFs and the Comparable Accounts have substantially similar objectives, policies, strategies, and risks, or that an investment opportunity may be appropriate for both an ETF and the Comparable Accounts. By the time a portfolio decision is implemented for an ETF, the price for the security may be different than the price at the time the decision is made for the Comparable Accounts, and due to the Comparable Accounts’ transactions in the security or other market movements, the price for the security may be less favorable for an ETF.
Under the Investment Management Services Agreement, Columbia will (a) furnish at its expense such office space, supplies, facilities, equipment, clerical help and other personnel and services as are required to render the services contemplated to be provided by it pursuant to such agreement and (b) pay the compensation of the trustees or officers of the ETF who are directors, officers or employees of Columbia (except to the extent the Board of the Trust shall have specifically approved the payment by the ETF of all or a portion of the compensation of the Trust’s chief compliance officer or other officer(s)). Except to the extent expressly assumed by Columbia, and except to the extent required by law to be paid or reimbursed by Columbia, Columbia shall have no duty to pay any ETF operating expenses incurred in the organization and operation of an ETF.
Columbia has contractually agreed to reduce its fees and/or reimburse each ETF’s expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit Net Annual Operating Expenses for Shares of each ETF to 0.35% of its average net assets (“Expense Cap”). The Expense Cap will remain in effect until at least May 20, 2012. Columbia may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.
The Investment Management Services Agreement will continue in effect for two years from the date of its execution, and from year to year thereafter, unless and until terminated by either party as provided therein, only if such continuance is specifically approved at least annually (a) by the Board or by a vote of the majority of the outstanding voting securities of an ETF and (b) by the vote of a majority of the Board members who are not parties to the agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The agreement may be terminated, with respect to any ETF, by either the ETF or Columbia at any time by giving the other party 60 days’ written notice of such intention to terminate, provided that any termination shall be made without the payment of any penalty, and provided further that termination may be effected either by the Board or by a vote of the majority of the outstanding voting securities of the ETF.
The Investment Management Services Agreement provides that, except for willful misfeasance, bad faith or negligence on the part of Columbia in the performance of its duties, or reckless disregard by Columbia of its obligations and duties, under such agreement, neither Columbia, nor any of its respective directors, officers, partners, principals, employees, or agents shall be liable for any acts or omissions or for any loss suffered by an ETF or its shareholders or creditors.
On page 45 of the Statement of Additional Information, the section and table under “Portfolio Managers” is deleted and replaced in its entirety with the following:
PORTFOLIO MANAGER
Mr. McGreevy, the portfolio manager of the Columbia Intermediate Municipal Bond Strategy Fund, and Messrs. Powers, Pappo and Zazzarino, the portfolio managers of the Columbia Core Bond Strategy Fund, have responsibility for the day-to-day management of accounts other than the ETFs. Information regarding these other accounts, as of March 31, 2011, is set forth below:

Other Accounts Managed
	Number and type	Approximate	Performance Based
Portfolio Manager	of account	Total Net Assets	Accounts

Brian McGreevy	8 registered investment co.	$3.70 billion	None
	7 other accounts	$485.49 million

Alex D. Powers	5 registered investment co.	$14.59 billion	None
	5 pooled investment vehicle	$771.18 million
	23 other accounts	$1.79 billion

Carl W. Pappo	6 registered investment co.	$15.30 billion	None
	2 other accounts	$0.20 million

Michael Zazzarino	5 registered investment co.	$14.67 billion	None
	10 other accounts	$161.67 million
Potential Conflicts of Interest:
Like other investment professionals with multiple clients, the ETFs’ portfolio managers may face certain potential conflicts of interest in connection with managing both an ETF and other accounts at the same time. Columbia and the ETFs have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.
The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.
Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to Columbia’s Code of Ethics and certain limited exceptions, Columbia’s investment professionals do not have the opportunity to invest in client accounts, other than the ETFs or other funds they manage.
A portfolio manager who is responsible for managing multiple ETFs or funds and/or accounts may devote unequal time and attention to the management of those ETFs or funds and/or accounts. The effects of this potential conflict may be more pronounced where the ETFs or funds and/or accounts managed by a particular portfolio manager have different investment strategies.
A portfolio manager may be able to select or influence the selection of the broker-dealers that are used to execute securities transactions for an ETF. A portfolio manager’s decision as to the selection of broker-dealers could produce disproportionate costs and benefits between an ETF and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for an ETF and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of an ETF as well as other accounts, Columbia’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to an ETF or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.
“Cross trades,” in which a portfolio manager sells a particular security held by an ETF to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. Columbia and the ETFs have adopted compliance procedures that provide that any transactions between an ETF and another account managed by Columbia are to be made at a current market price, consistent with applicable laws and regulations.
Another potential conflict of interest may arise based on the different investment objectives and strategies of an ETF and other accounts managed by its portfolio managers. Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for an ETF that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for an ETF, even though it could have been bought or sold for an ETF at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including an ETF.
The ETFs’ portfolio managers also may have other potential conflicts of interest in managing the ETFs, and the description above is not a complete description of every conflict that could exist in managing the ETFs and other accounts. Many of the potential conflicts of interest to which Columbia’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the investment management activities of Columbia and its affiliates.

On page 46 of the Statement of Additional Information, under “Compensation,” the section is deleted and replaced in its entirety with the following:
Compensation
Portfolio managers receive all of their compensation in the form of salary, bonus, stock options, restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the funds in which the account is invested. A portfolio manager’s bonus is variable and generally is based on (1) an evaluation of the portfolio manager’s investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, Columbia generally considers the one, three and five year performance of funds and other accounts managed by the portfolio manager relative to applicable benchmarks and peer groups, emphasizing the portfolio manager’s three and five year performance. Columbia also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.
The size of the overall bonus pool each year depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and Columbia’s profitability for the year, which is largely determined by assets under management.
Exceptions to this general compensation approach exist for certain teams and individuals.
On page 47 of the Statement of Additional Information, the section and table under “Ownership of ETFs” is deleted and replaced in its entirety with the following:
Ownership of the ETFs
As of March 31, 2011, Mr. McGreevy did not own shares of Columbia Intermediate Municipal Bond Strategy Fund, and Messrs. Powers, Pappo and Zazzarino did not own shares of Columbia Core Bond Strategy Fund.
On page 48 of the Statement of Additional Information, the following is added after the second paragraph of the section under “Distributor”:
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act (the “12b-1 Plan”), which was approved, on behalf of the ETFs, by their respective shareholders at a special meeting held on May 20, 2011. In accordance with the 12b-1 Plan, an ETF is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution and/or service-related activities. In addition, if the payment of management fees by an ETF is deemed to be indirect financing by the ETF of the distribution of its shares, such payment is authorized by the 12b-1 Plan. The 12b-1

Plan specifically recognizes that the Manager and other persons may use management fee revenue, as well as past profits or other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Shares. The Manager and such other persons, as well as their affiliates, may pay amounts to third parties for distribution or marketing services on behalf of an ETF.
The 12b-1 Plan was adopted in order to permit the implementation of the ETFs’ method of distribution and to compensate servicing agents. No fees are currently paid by an ETF under its 12b-1 Plan, however; and there are no current plans to impose such fees. In the event such fees were to be charged, over time they would increase the cost of an investment in an ETF.
Under each Plan, the Trustees would receive and review at the end of each quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.
On page 64 of the Statement of Additional Information, a new section entitled “Information Regarding Pending and Settled Legal Proceedings” is hereby added as follows:
Information Regarding Pending and Settled Legal Proceedings
In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company / RiverSource mutual funds (many of which have been re-branded to Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the “District Court”). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the “Eighth Circuit”) on Aug. 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (“Supreme Court”), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded to the

Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit.
In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Board of Directors/Trustees of the Columbia RiverSource mutual funds.
On November 7, 2008, Columbia, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (“Seligman”). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman’s review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the “Seligman Funds”); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (“NYAG”). In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and the distributor of the Seligman Funds, Seligman Advisors, Inc. (which is now known as Columbia Management Investment Distributors, Inc.), relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc., Seligman Data Corp. and Brian T. Zino (collectively, the “Seligman Parties”), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the ETFs are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the ETFs or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the ETFs. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased redemptions, reduced sale of ETF shares or other adverse consequences to the ETFs. Further, although we believe proceedings are not likely to have a material adverse effect on the ETFs or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the ETFs, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUPPLEMENT DATED MAY 20, 2011
TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
COLUMBIA CONCENTRATED LARGE CAP VALUE STRATEGY FUND
(FORMERLY GRAIL AMERICAN BEACON LARGE CAP VALUE ETF)
(THE “ETF”)
This supplement updates the Prospectus and Statement of Additional Information of the ETF, dated February 28, 2011, as supplemented, as follows:
As noted in a prior supplement dated April 30, 2011 (the “Prior Supplement”), Columbia Management Investment Advisers, LLC (“Columbia”) has been providing subadvisory services to the ETF since April 30, 2011. The Prior Supplement is hereby superseded by this supplement dated May 20, 2011.
At a Special Meeting of Shareholders held on May 20, 2011, shareholders of the ETF and, as necessary, other series of the Grail Advisors ETF Trust (the “Trust”), approved their respective proposals, each as described in the joint proxy statement for the May 20, 2011 special meeting. Specifically, shareholders of the ETF approved a new Investment Management Services Agreement between the Trust, on behalf of the ETF, and Columbia, a wholly-owned subsidiary of Ameriprise Financial, Inc.
Also on May 20, 2011, Columbia announced the closing of its acquisition (the “Acquisition”) of Grail Advisors, LLC (“Grail”), the ETF’s former investment manager. With the Acquisition completed and shareholders of the ETF having approved a new Investment Management Services Agreement, Columbia is the new investment manager of the ETF, effective May 20, 2011. As such, effective as of the same date, Columbia’s relationship as subadviser to the ETF is terminated and Grail will no longer provide portfolio management services to the ETFs. In addition, Columbia will continue contractual fee waiver/expense reimbursement arrangements currently in effect for the ETFs through May 20, 2012, as further described below.
Shareholders of the ETF also approved a change to the ETF’s fundamental investment limitation on concentration. Finally, shareholders of the Trust approved new Trustees for the Trust.
As a result of the consummation of the Acquisition and ETF shareholder approval of the Investment Management Services Agreement with Columbia, references to, and disclosures concerning, Grail Advisors, LLC are hereby deleted from the Prospectus and Statement of Additional Information. As noted in the Prior Supplement, references to, and disclosures concerning, American Beacon Advisors, Inc., Hotchkis and Wiley Capital Management, LLC and Brandywine Global Investment Management, LLC have been deleted from the Prospectus and Statement of Additional Information. Columbia now serves as the ETF’s Manager. In addition, and as noted in the Prior Supplement, the ETF has new portfolio managers, as described below.
The Trust, which will now be known as the Columbia ETF Trust, also has new contact information and a new website address, which replace the contact information and website address in the Prospectus and Statement of Additional Information with the following wherever applicable:
Columbia ETF Trust
Call: (800) 774-3768

Write:	225 Franklin Street Boston, Massachusetts 02110
Visit:	www.columbiamanagementETF.com
In addition to the general updates noted above, specific sections of the Prospectus and Statement of Additional Information are updated as indicated below. Unless otherwise noted, the updates below supersede any prior updates appearing in the Prior Supplement.
SUPPLEMENT TO THE PROSPECTUS
On page 1 of the Prospectus, under “Fees and Expenses,” the table showing annual fund operating expenses and the example are hereby deleted and replaced in their entirety with the following:
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fees	0.77%
Distribution and/or Service (12b-1) fees:(1)	0.00%
Other Expenses:	7.93%
Total Annual Fund Operating Expenses:	8.70%
Expense Reduction/Reimbursement:(2)	(7.91)%
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement:	0.79%

(1)	Pursuant to a 12b-1 Distribution and Service Plan, the ETF may bear a 12b-1 fee not to exceed 0.25% per annum of the ETF’s average daily net assets. However, no such fee is currently paid by the ETF, and the Board has not currently approved any payments under the plan.

(2)	Columbia has contractually agreed to reduce its fees and/or reimburse ETF expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement for shares of the ETF to 0.79% of the ETF’s average net assets (“Expense Cap”). The Expense Cap will remain in effect until May 20, 2012. The Expense Cap may be terminated earlier only upon the approval of the Board. Columbia may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.
Example: Although your actual costs may be higher or lower, based on the assumptions above your net costs would be:

1 Year: $81	3 Years: $1,827	5 Years: $3,447	10 Years: $7,001
On page 2 of the Prospectus, the section entitled “Principal Investment Strategies” is hereby deleted and replaced in its entirety with the following:
Ordinarily, at least 80% of the ETF’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of large market capitalization U.S. companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000® Index* at the time of investment. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. As of December 31, 2010, the market capitalizations of the companies in the Russell 1000 Index ranged from $251 million to $373 billion. The ETF’s investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as “stocks”).
The Manager uses a bottom-up stock selection approach. This means that the Manager concentrates on individual company fundamentals, rather than on a particular industry. In selecting investments, the Manager seeks to identify value companies that it believes display certain characteristics, including but not limited to, one or more of the following:
•	a low price-to-earnings and/or low price-to-book ratio;
•	positive change in senior management;
•	positive corporate restructuring;
•	temporary setback in price due to factors that no longer exist;
•	a positive shift in the company’s business cycle; and/or
•	a catalyst for increase in the rate of the company’s earnings growth.
The ETF can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The ETF may hold a small number of securities because the Manager believes doing so allows it to adhere to its value investment approach. The Manager seeks to maintain close contact with the management of each company in which the ETF invests or the third-party analysts covering such companies, and continually monitors the ETF’s holdings, remaining sensitive to overvaluation and deteriorating fundamentals.
The ETF generally sells a stock if the Manager believes it has become fully valued, its fundamentals have deteriorated, or ongoing evaluation reveals that there are more attractive investment opportunities available.
As noted above, the ETF has a policy of investing at least 80% of its assets in securities that are consistent with the ETF’s name.
*	Russell 1000 Index is a registered trademark of Frank Russell Company.
On page 3 of the Prospectus, under “Principle Risks,” the risk entitled “Multi-Manager Risk” is hereby deleted and the following risks are hereby added:
Focused Portfolio Risk. The ETF, because it may invest in a limited number of companies, may have more volatility and is considered to have more risk than a fund or ETF that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the ETF’s net asset value. To the extent the ETF invests its assets in fewer securities, the ETF is subject to greater risk of loss if any of those securities declines in price.
Sector Risk. Because the ETF may emphasize one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds or ETFs that do not so emphasize. The more a fund or ETF diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
Depositary Receipts Risks. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.
On page 5 of the Prospectus, the disclosures under “Investment Adviser” and “Portfolio Manager” is replaced in their entirety with the following:
INVESTMENT ADVISER
Columbia Management Investment Advisers, LLC (“Columbia”) serves as the Manager.

PORTFOLIO MANAGERS
Neil T. Eigen and Richard S. Rosen are the portfolio managers for the ETF. Mr. Eigen is the head of the Columbia Seligman Value Team at Columbia and has managed the ETF since 2011. Mr. Rosen has managed the ETF since 2011.
Beginning on page 7 of the Prospectus, the section under “ETF Management” is hereby deleted and replaced in its entirety with the following:
Columbia acts as the ETF’s Manager. Columbia is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds as well as to the RiverSource-, Seligman- and Threadneedle-branded funds. Columbia is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise”). Ameriprise is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. Columbia’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, Columbia acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Columbia is responsible for overseeing the management and business affairs of the ETF, oversees the provision of all administrative services to the ETF and has discretion to purchase and sell securities in accordance with the ETF’s objectives, policies, and restrictions. Columbia has entered into an Investment Management Services Agreement, dated May 20, 2011, with respect to the ETF. Pursuant to that agreement, the ETF pays Columbia a management fee for the services and facilities it provides payable on a monthly basis at the annual rate set forth in the table below, calculated as a percentage of the ETF’s average daily net assets. Columbia has contractually agreed to waive fees and/or reimburse the ETF’s expenses as described under the “Fees and Expenses” table above; any such waiver or reimbursement would increase the ETF’s performance.

ETF	Assets (millions)		Management Fee Rate
Columbia Concentrated Large Cap Value Strategy Fund		$0-$500	0.770%
		$500-$1,000	0.720%
		$1,000-$1,500	0.670%
		$1,500-$3,000	0.620%
		$3,000-$6,000	0.600%
	>	$6,000	0.580%
Columbia also serves as manager to registered mutual funds and closed-end funds and advises other accounts with investment programs that are substantially similar to the ETF. The ETF’s portfolio holdings are expected to be disclosed on a more frequent basis than the registered mutual funds.

Although the ETF does not presently engage sub-advisers, the ETF and Columbia have received exemptive relief from the SEC under which they may use a “Manager of Managers” structure, and shareholders of the ETF have approved this structure. Using this structure, Columbia, subject to oversight by the Board, would oversee any sub-adviser and recommend to the Board the hiring and termination of sub-advisers. The exemptive relief permits Columbia, with the approval of the Board but without shareholder approval, to materially amend the contract (including to change the fees paid to a sub-adviser) of and/or appoint a replacement for any sub-adviser (provided the appointee is not affiliated with Columbia). Under the exemption, within 90 days after such action, affected shareholders would receive information about it, and the Prospectus would be supplemented as necessary.
Neil T. Eigen and Richard S. Rosen are the portfolio managers responsible for the day-to-day management of the ETF.
Neil T. Eigen, Portfolio Manager
•	Managed the ETF since May 2011.
•	Prior to the investment manager’s acquisition of J. & W. Seligman & Co. Incorporated (Seligman) in Nov. 2008, Mr. Eigen was head of the Seligman Value Team since he joined Seligman in 1997. Mr. Eigen was also a Director and Managing Director of Seligman and Director of Seligman Advisors, Inc. and Seligman Services, Inc.
•	Prior to joining Seligman, Mr. Eigen was a Senior Managing Director of Bear, Stearns & Co., serving as Chief Investment Officer and Director of Equities of Bear, Stearns Asset Management. Prior to that, he was Executive Vice President and Senior Equity Manager at Integrated Resources Asset Management. Mr. Eigen also spent six years at The Irving Trust Company as a Senior Portfolio Manager and Chairman of the Equity Selection Committee.
•	BS, New York University.
Richard S. Rosen, Portfolio Manager
•	Managed the ETF since May 2011.
•	Prior to the investment manager’s acquisition of Seligman in Nov. 2008, Mr. Rosen was a Managing Director of Seligman.
•	Prior to joining Seligman in 1997, Mr. Rosen was a Senior Portfolio Manager at Bear, Stearns Asset Management, and a Managing Director at Bear, Stearns & Co. Inc.

•	MBA, New York University.
Mr. Eigen and Mr. Rosen each have decision making authority with respect to the investments of the ETF, although Mr. Eigen typically makes the final decision with respect to investments made by the ETF.

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
On page 7 of the Statement of Additional Information, under “Investment Policies and Restrictions,” the fundamental investment limitation on concentration is hereby deleted and replaced in its entirety with the following, which provides that the ETF may not:
Regarding concentration, purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that:
(i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the ETFs.
In addition, the last sentence under “Investment Policies and Restrictions” on page 7 of the Statement of Additional Information is hereby deleted and replaced in its entirety with the following:
For purposes of applying the limitation set forth in the concentration policy, the ETF, with respect to its equity holdings, will generally use the industry classifications provided by the Global Industry Classification System.
Beginning on page 22 of the Statement of Additional Information, the section under “Management” is hereby deleted and replaced in its entirety with the following:
Board of Trustees and Officers
As a Delaware trust, the business and affairs of the Trust are managed by its officers under the oversight of its Board. The Board currently consists of nine Trustees. One of the Trustees is an officer and employee of the Manager. This Trustee is an “interested person” (as defined in Section 2(a) (19) of the Investment Company Act) of the Trust (an “Interested Trustee”). The other Trustees are not interested persons of the Trust (the “Independent Trustees”). Each Trustee serves until his or her successor is duly elected or appointed and qualified.
Each Trustee oversees the five series of the Trust and 125 other portfolios in the Columbia Family of Funds. Each Trustee was elected as Trustee by the shareholders of the series of the Trust on May 20, 2011.

The name, age, address and principal occupation of, public directorships held during the past five years by, and the Board committee membership of, each Trustee is set forth below.

	Principal Occupation(s)	Present or Past
	During Past	(within past 5 years)	Committee
Independent Trustee	5 Years	Other Directorships	Memberships

Kathleen Blatz 901 Marquette Ave. South Minneapolis, MN 55402 Age 56	Chief Justice, Minnesota Supreme Court, 1998-2006; Attorney	Other funds in the Columbia Family of Funds	Audit, Board Governance, Compliance, Investment Review
Pamela G. Carlton 901 Marquette Ave. South Minneapolis, MN 55402 Age 56	President, Springboard- Partners in Cross Cultural Leadership (consulting company)	Other funds in the Columbia Family of Funds	Audit, Executive, Investment Review
Patricia M. Flynn 901 Marquette Ave. South Minneapolis, MN 55402 Age 60	Trustee Professor of Economics and Management, Bentley University; former Dean, McCallum Graduate School of Business, Bentley University	Other funds in the Columbia Family of Funds	Contracts, Compliance, Investment Review
Stephen R. Lewis, Jr. 901 Marquette Ave. South Minneapolis, MN 55402 Age 72	President Emeritus and Professor of Economics, Carleton College	Valmont Industries, Inc. (manufactures irrigation systems); other funds in the Columbia Family of Funds	Board Governance, Compliance, Contracts, Executive, Investment Review
John F. Maher 901 Marquette Ave. South Minneapolis, MN 55402 Age 67	Retired President and Chief Executive Officer and former Director, Great Western Financial Corporation (financial services)	Other funds in the Columbia Family of Funds	Audit, Board Governance, Investment Review
Catherine James Paglia 901 Marquette Ave. South Minneapolis, MN 55402 Age 58	Director, Enterprise Asset Management, Inc. (private real estate and asset management company)	Other funds in the Columbia Family of Funds	Board Governance, Contracts, Executive, Investment Review

	Principal Occupation(s)	Present or Past
	During Past	(within past 5 years)	Committee
Independent Trustee	5 Years	Other Directorships	Memberships

Leroy C. Richie 901 Marquette Ave. South Minneapolis, MN 55402 Age 69	Counsel, Lewis & Munday, P.C. (law firm) and former Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation (automotive)	Digital Ally, Inc. (digital imaging); Infinity, Inc. (oil and gas exploration and production); OGE Energy Corp. (energy and energy services); other funds in the Columbia Family of Funds	Contracts, Compliance, Investment Review
Alison Taunton-Rigby 901 Marquette Ave. South Minneapolis, MN 55402 Age 66	Chief Executive Officer and Director, RiboNovix, Inc. (biotechnology); former President, Aquila Biopharmaceuticals	Idera Pharmaceuticals, Inc. (biotechnology); Healthways, Inc. (health management programs); other funds in the Columbia Family of Funds	Contracts, Executive, Investment Review

	Principal Occupation(s)	Present or Past
	During Past	(within past 5 years)
Interested Trustee*	5 Years	Other Directorships

William F. Truscott 53600 Ameriprise Financial Center Minneapolis, MN 55474 Age 50	Chairman of the Board,
Columbia Management
Investment Advisers,
LLC (formerly
RiverSource
Investments, LLC)
since May 2010
(previously President,
Chairman of the Board
and Chief Investment
Officer, 2001-April
2010); Senior Vice
president, Atlantic
Funds, Columbia
Funds and Nations
Funds since May
	2010;	Other funds in the Columbia Family of Funds	None

Chief Executive
Officer, U.S. Asset
Management &
President — Annuities,
Ameriprise
Financial,
Inc. since May 2010
(previously
President — U.S. Asset
Management and Chief
Investment Officer,
2005-April 2010 and
Senior Vice
President — Chief
Investment Officer,
2001-2005); Director,
President and Chief
Executive Officer,
Ameriprise Certificate
Company since 2006;
Director, Columbia
Management
Investment
Distributors, Inc.
(formerly RiverSource
Fund Distributors, Inc.)
since May 2010
(previously Chairman
of the Board and Chief
Executive Officer,
2008-April 2010);
Chairman of the Board
and Chief Executive
Officer, RiverSource
Distributors, Inc. since
2006

*	Mr. Truscott would be considered an interested person by reason of being an officer, director, security holder and employee of Columbia and/or Ameriprise.
Responsibilities of Board with respect to ETF management
The Board is chaired by an Independent Trustee who has significant additional responsibilities compared to the other Board members, including, among other things: setting the agenda for Board meetings, communicating and meeting regularly with Board members between Board and committee meetings on ETF-related matters with the ETFs’ Chief Compliance Officer, counsel to the Independent Trustees, and representatives of the ETFs’ service providers and overseeing Board Services Corporation (“Board Services”). The Board initially approves an Investment Management Services Agreement and other contracts with the investment manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager’s profitability in order to determine whether to continue existing contracts or negotiate new contracts. The Board also oversees ETF risks, primarily through the functions (described below) performed by the Investment Review Committee, the Audit Committee and the Compliance Committee.
Committees of the Board
The Board has organized the following standing committees to facilitate its work: Board Governance Committee, Compliance Committee, Contracts Committee, Executive Committee, Investment Review Committee and Audit Committee. These Committees are comprised solely of Independent Trustees. The table above describing each Trustee also includes their respective committee memberships. The duties of these committees are described below.
Mr. Lewis, as Chair of the Board, acts as a point of contact between the Independent Trustees and the investment manager between Board meetings in respect of general matters.
Board Governance Committee —Recommends to the Board the size, structure and composition of the Board and its committees; the compensation to be paid to members of the Board; and a process for evaluating the Board’s performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. The committee also makes recommendations to the Board regarding responsibilities and duties of the Board, oversees proxy voting and supports the work of the Board Chair in relation to furthering the interests of the ETFs and their shareholders on external matters.
To be considered as a candidate for trustee, recommendations must include a curriculum vitae and be mailed to the Chair of the Board, Columbia Family of Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. To be timely for consideration by the committee, the submission, including all required information, must be submitted in writing not less than 120 days before the date of the proxy statement for the previous year’s annual meeting of shareholders, if such a meeting is held. The committee will consider only one candidate submitted by such a shareholder or group for nomination for election at a meeting of shareholders. The committee will not consider self-nominated candidates or candidates nominated by members of a candidate’s family, including such candidate’s spouse, children, parents, uncles, aunts, grandparents, nieces and nephews.
The committee will consider and evaluate candidates submitted by the nominating shareholder or group on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. The committee may take into account a wide variety of factors in considering trustee candidates, including (but not limited to): (i) the candidate’s knowledge in matters relating to the investment company industry; (ii) any experience possessed by the candidate as a trustee or senior officer of other public or private companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly, work collaboratively with other members of the Board and carry out his or her duties in the best interests of the ETF; (vii) the candidate’s ability to qualify as an independent trustee; and (viii) such other criteria as the committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.
Members of the committee (and/or the Board) also meet personally with each nominee to evaluate the candidate’s ability to work effectively with other members of the Board, while also exercising independent judgment. Although the Board does not have a formal diversity policy, the Board endeavors to comprise itself of members with a broad mix of professional and personal backgrounds. Thus, the committee and the Board accorded particular weight to the individual professional background of each Independent Trustee, as encapsulated in their bios included in the table above.
The Board believes that the ETFs are well-served by a Board, the membership of which consists of persons that represent a broad mix of professional and personal backgrounds. In considering nominations, the Committee takes the following matrix into account in assessing how a candidate’s professional background would fit into the mix of experiences represented by the then-current Board.

PROFESSIONAL BACKGROUND
		For Profit	Non-Profit;
		CIO/CFO;	Government;		Legal;			Audit Committee;
Name	Geographic	CEO/COO	CEO	Investment	Regulatory	Political	Academic	Financial Expert
Blatz	MN		X		X	X
Carlton	NY			X	X			X
Flynn	MA						X
Lewis	MN		X				X
Maher	CT	X		X				X
Paglia	NY	X		X
Richie	MI	X			X
Taunton-Rigby	MA	X		X
With respect to the trusteeship of Mr. Truscott, who is not an Independent Trustee, the committee and the Board have concluded that having a senior member of the investment manager serve on the Board can facilitate the Independent Trustees’ increased access to information regarding the ETFs’ investment manager, which is the ETFs’ most significant service provider.
Compliance Committee — Supports the ETFs’ maintenance of a strong compliance program by providing a forum for Independent Trustees to consider compliance matters impacting the ETFs or their key service providers; developing and implementing, in coordination with the ETFs’ Chief Compliance Officer (CCO), a process for the review and consideration of compliance reports that are provided to the Board; and providing a designated forum for the ETFs’ CCO to meet with Independent Trustees on a regular basis to discuss compliance matters.
Contracts Committee — Reviews and oversees the contractual relationships with service providers. Receives and analyzes reports covering the level and quality of services provided under contracts with the ETFs and advises the Board regarding actions taken on these contracts during the annual review process.
Executive Committee — Acts for the Board between meetings of the Board.
Investment Review Committee — Reviews and oversees the management of the ETFs’ assets. Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board.

Audit Committee — Oversees the accounting and financial reporting processes of the ETFs and internal controls over financial reporting. Oversees the quality and integrity of the ETFs’ financial statements and independent audits as well as the ETFs’ compliance with legal and regulatory requirements relating to the ETFs’ accounting and financial reporting, internal controls over financial reporting and independent audits. The committee also makes recommendations regarding the selection of the ETFs’ independent auditor and reviews and evaluates the qualifications, independence and performance of the auditor. The committee oversees the ETFs’ risks by, among other things, meeting with the ETFs’ internal auditors, establishing procedures for the confidential, anonymous submission by employees of concerns about accounting or audit matters, and overseeing the ETFs’ Disclosure Controls and Procedures.
Compensation from the ETF. The Independent Trustees were elected to the Board of the Trust effective May 20, 2011 and as of such date have not received any compensation from the ETFs. The Independent Trustees typically determine the amount of compensation that they receive, including the amount paid to the Chair of the Board. The Independent Trustees anticipate discussing compensation at a future Board meeting(s).
Independent Trustees may elect to defer payment of up to 100% of the compensation they receive in accordance with a Deferred Compensation Plan (the “Deferred Plan”). Under the Deferred Plan, an Independent Trustee may elect to have his or her deferred compensation treated as if it had been invested in shares of one or more funds in the Columbia Family of Funds (other than, as of May 20, 2011, the ETFs) and the amount paid to the Board member under the Deferred Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Deferred Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. It is anticipated that deferral of Independent Trustee compensation in accordance with the Deferred Plan will have, at most, a negligible impact on fund assets and liabilities.
Beginning on page 28 of the Statement of Additional Information, the section under “Investment Advisory and Other Services” is hereby deleted and replaced in its entirety with the following:
Columbia acts as the ETF’s Manager. Columbia is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds as well as to the RiverSource-, Seligman- and Threadneedle-branded funds. Columbia is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise”). Ameriprise is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years.

Columbia’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, Columbia acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Columbia is responsible for overseeing the management and business affairs of the ETF, oversees the provision of all administrative services to the ETF and has discretion to purchase and sell securities in accordance with the ETF’s objectives, policies, and restrictions. Columbia has entered into an Investment Management Services Agreement, dated May 20, 2011, with respect to the ETF. Pursuant to that agreement, the ETF pays Columbia a management fee for the services and facilities it provides payable on a monthly basis at the annual rates set forth in the table below, calculated as a percentage of the ETF’s average daily net assets. Columbia has contractually agreed to waive fees and/or reimburse the ETF’s expenses as described further below; any such waiver or reimbursement would increase the ETF’s performance.

ETF	Assets (millions)	Management Fee Rate
Columbia Concentrated Large Cap Value Strategy Fund	$0-$500	0.770%
	$500-$1,000	0.720%
	$1,000-$1,500	0.670%
	$1,500-$3,000	0.620%
	$3,000-$6,000	0.600%
	>$6,000	0.580%
Although the ETF does not presently engage sub-advisers, the ETF and Columbia have received exemptive relief from the SEC under which they may use a “Manager of Managers” structure, and shareholders of the ETF have approved this structure. Using this structure, Columbia, subject to oversight by the Board, would oversee any sub-adviser and recommend to the Board the hiring and termination of sub-advisers. The exemptive relief permits Columbia, with the approval of the Board but without shareholder approval, to materially amend the contract (including to change the fees paid to a sub-adviser) of and/or appoint a replacement for any sub-adviser (provided the appointee is not affiliated with Columbia). Under the exemption, within 90 days after such action, affected shareholders would receive information about it, and the Prospectus would be supplemented as necessary.
Columbia serves as investment adviser to registered mutual funds and other separate accounts with investment programs that are substantially similar to that of the ETF (“Comparable Accounts”). The ETF may have a substantially similar investment portfolio as these Comparable Accounts, and the ETF’s portfolio holdings, which will form the basis of the ETF’s net asset value on each business day, will be disclosed before the opening of trading that day. At the time of the

ETF’s disclosure of their portfolio holdings, the Comparable Accounts may have unexecuted portfolio transactions outstanding or be in the process of implementing changes to their portfolios. In order to prevent the disclosure of the ETF’s portfolios from signaling or providing information to the market about upcoming transactions for the Comparable Accounts, Columbia may, from time to time, delay implementing portfolio changes in a security for the ETF or delay allocating investment opportunities to the ETF until such time as the Comparable Accounts have completed their purchase or sale orders for that security. For example, if a purchase or sale of a security in the Comparable Accounts requires several days to implement, the ETF may be delayed in engaging in its purchase or sale of the same security until the last day that trading in the security is completed for the Comparable Accounts. However, if a purchase or sale of securities for Comparable Accounts is expected to be completed in a single trading day, the ETF and the Comparable Accounts would generally trade together. As a result, portfolio decisions may not be made for the ETF concurrently with the portfolio decision for the Comparable Accounts, notwithstanding that the ETF and the Comparable Accounts have substantially similar objectives, policies, strategies, and risks, or that an investment opportunity may be appropriate for both the ETF and the Comparable Accounts. By the time a portfolio decision is implemented for the ETF, the price for the security may be different than the price at the time the decision is made for the Comparable Accounts, and due to the Comparable Accounts’ transactions in the security or other market movements, the price for the security may be less favorable for the ETF.
Under the Investment Management Services Agreement, Columbia will (a) furnish at its expense such office space, supplies, facilities, equipment, clerical help and other personnel and services as are required to render the services contemplated to be provided by it pursuant to such agreement and (b) pay the compensation of the trustees or officers of the ETF who are directors, officers or employees of Columbia (except to the extent the Board of the Trust shall have specifically approved the payment by the ETF of all or a portion of the compensation of the Trust’s chief compliance officer or other officer(s)). Except to the extent expressly assumed by Columbia, and except to the extent required by law to be paid or reimbursed by Columbia, Columbia shall have no duty to pay any ETF operating expenses incurred in the organization and operation of the ETF.
Columbia has contractually agreed to reduce its fees and/or reimburse the ETF’s expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit Net Annual Operating Expenses for Shares of each ETF to 0.79% of its average net assets (“Expense Cap”). The Expense Cap will remain in effect until at least May 20, 2012. Columbia may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

The Investment Management Services Agreement will continue in effect for two years from the date of its execution, and from year to year thereafter, unless and until terminated by either party as provided therein, only if such continuance is specifically approved at least annually (a) by the Board or by a vote of the majority of the outstanding voting securities of the ETF and (b) by the vote of a majority of the Board members who are not parties to the agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The agreement may be terminated, with respect to the ETF, by either the ETF or Columbia at any time by giving the other party 60 days’ written notice of such intention to terminate, provided that any termination shall be made without the payment of any penalty, and provided further that termination may be effected either by the Board or by a vote of the majority of the outstanding voting securities of the ETF.
The Investment Management Services Agreement provides that, except for willful misfeasance, bad faith or negligence on the part of Columbia in the performance of its duties, or reckless disregard by Columbia of its obligations and duties, under such agreement, neither Columbia, nor any of its respective directors, officers, partners, principals, employees, or agents shall be liable for any acts or omissions or for any loss suffered by the ETF or its shareholders or creditors.
On page 34 of the Statement of Additional Information, the section and table under “Portfolio Managers” is deleted and replaced in its entirety with the following:
PORTFOLIO MANAGER
Mr. Eigen and Mr. Rosen, the portfolio managers of the ETF, have responsibility for the day-to-day management of accounts other than the ETF. Information regarding these other accounts, as of March 31, 2011, is set forth below:

Other Accounts Managed
	Number and type	Approximate	Performance Based
Portfolio Manager	of account	Total Net Assets	Accounts
Neil Eigen	3 registered investment co.	$1.05 billion	None
	1 pooled investment vehicle	$182.90 million
	69 other accounts(a)	$3.19 billion
Richard Rosen	3 registered investment co.	$1.05 billion	None
	1 pooled investment vehicle	$182.90 million
	65 other accounts(a)	$3.14 billion

(a)	Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.
Potential Conflicts of Interest:
Like other investment professionals with multiple clients, the ETF’s portfolio managers may face certain potential conflicts of interest in connection with managing both the ETF and other accounts at the same time. Columbia and the

ETF have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.
The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.
Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to Columbia’s Code of Ethics and certain limited exceptions, Columbia’s investment professionals do not have the opportunity to invest in client accounts, other than the ETF or other funds they manage.
A portfolio manager who is responsible for managing multiple ETFs or funds and/or accounts may devote unequal time and attention to the management of those ETFs or funds and/or accounts. The effects of this potential conflict may be more pronounced where the ETF or funds and/or accounts managed by a particular portfolio manager have different investment strategies.
A portfolio manager may be able to select or influence the selection of the broker-dealers that are used to execute securities transactions for the ETF. A portfolio manager’s decision as to the selection of broker-dealers could produce disproportionate costs and benefits between the ETF and the other accounts the portfolio manager manages.
A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for the ETF and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of the ETF as well as other accounts, Columbia’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the ETF or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.
“Cross trades,” in which a portfolio manager sells a particular security held by the ETF to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. Columbia and the ETF have adopted compliance procedures that provide that any transactions between the ETF and another account managed by Columbia are to be made at a current market price, consistent with applicable laws and regulations.

Another potential conflict of interest may arise based on the different investment objectives and strategies of the ETF and other accounts managed by its portfolio managers. Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for the ETF that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for the ETF, even though it could have been bought or sold for the ETF at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the ETF.
The ETF’s portfolio managers also may have other potential conflicts of interest in managing the ETF, and the description above is not a complete description of every conflict that could exist in managing the ETF and other accounts. Many of the potential conflicts of interest to which Columbia’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the investment management activities of Columbia and its affiliates.
On page 37 of the Statement of Additional Information, under “Compensation,” the section is deleted and replaced in its entirety with the following:
Compensation
Portfolio managers receive all of their compensation in the form of salary, bonus, stock options, restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the funds in which the account is invested. A portfolio manager’s bonus is variable and generally is based on (1) an evaluation of the portfolio manager’s investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, Columbia generally considers the one, three and five year performance of funds and other accounts managed by the portfolio manager relative to applicable benchmarks and peer groups, emphasizing the portfolio manager’s three and five year performance. Columbia also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

The size of the overall bonus pool each year depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and Columbia’s profitability for the year, which is largely determined by assets under management.
Exceptions to this general compensation approach exist for certain teams and individuals.
On page 39 of the Statement of Additional Information, the section and table under “Ownership of ETFs” is deleted and replaced in its entirety with the following:
Ownership of the ETF
The following table discloses the dollar range of equity securities beneficially owned by the portfolio manager in the ETF as of March 31, 2011:

Portfolio Manager	Dollar Range of Equity Securities Owned
Neil T. Eigen	None
Richard S. Rosen	None
On page 52 of the Statement of Additional Information, a new section entitled “Information Regarding Pending and Settled Legal Proceedings” is hereby added as follows:
Information Regarding Pending and Settled Legal Proceedings
In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company / RiverSource mutual funds (many of which have been re-branded to Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the “District Court”). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the “Eighth Circuit”) on Aug. 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (“Supreme Court”), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit.
In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Board of Directors/Trustees of the Columbia RiverSource mutual funds.
On November 7, 2008, Columbia, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (“Seligman”). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman’s review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the “Seligman Funds”); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (“NYAG”). In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and the distributor of the Seligman Funds, Seligman Advisors, Inc. (which is now known as Columbia Management Investment Distributors, Inc.), relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc., Seligman Data Corp. and Brian T. Zino (collectively, the “Seligman Parties”), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG.
Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the ETFs are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the ETFs or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the ETFs. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased redemptions, reduced sale of ETF shares or other adverse consequences to the ETFs. Further, although we believe proceedings are not likely to have a material adverse effect on the ETFs or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the ETFs, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
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